UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Calvert
Flexible Bond Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Annual Report December 31, 2023
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For fixed-income investors, the dominant events during the 12-month period ended December 31, 2023, were four interest rate hikes by the U.S. Federal Reserve (the Fed), followed by an end-of-year halt to rising rates, and the prospect of rate cuts as early as March 2024.
While the Fed’s campaign to tamp down inflation led to negative performance for government bonds until later in the period, corporate bond returns were positive throughout the calendar year buoyed by the very factors that were fueling inflation: low unemployment, strong job creation, and robust consumer spending.
By the summer of 2023, many economists and market observers came around to the view that the Fed might be able to accomplish what had seldom, if ever, been done before: Raise interest rates significantly to lower inflation and still bring the U.S. economy in for a soft landing without a recession.
However, one persistent cloud over fixed-income markets during much of the period was a fear that even after the Fed finished raising the federal funds rate, America’s central bank might leave rates elevated for an extended time. From August to October 2023, longer-term interest rates rose dramatically as investor expectations of how high rates might go -- and how long rates might stay there -- seemed to get higher and longer.
This fear was largely dispelled during the last two months of the period when data showed inflation falling faster than anticipated. In December 2023, the Fed announced that its current round of rate hikes were done and, subsequently, there could be as many as three rate cuts in 2024. This sharp turnaround led to a strong rebound in bond markets that produced substantial positive returns in all major fixed-income markets during the period.
U.S. Treasurys -- one of the worst-performing major fixed-income asset classes during the Fed’s monetary-tightening cycle -- finished in positive territory, with the Bloomberg U.S. Treasury Index returning 4.05% for the full period.
Meanwhile, the Bloomberg U.S. Corporate Bond Index, returned 8.52% during the period.
Elsewhere, high yield bonds were the standout performer among major fixed-income asset classes during the period, with the Bloomberg U.S. Corporate High Yield Index returning 13.44%. With a strong U.S. economy helping keep bond defaults low and a recession looking increasingly remote, investors gravitated toward riskier investments with greater yields.
Asset-backed securities benefited from strong consumer balance sheets as well as steady consumer spending during the period, with the Bloomberg U.S. Asset-Backed Securities Index returning 5.54%.
Mortgage-backed securities (MBS), which had posted negative returns during much of the period, underwent a resurgence in the final months.
MBS performance had weakened during the period as the Fed gradually reduced its MBS holdings as part of its quantitative tightening program. In addition, several regional banks -- that had been significant buyers of MBS -- liquidated their assets following the banking crisis of March 2023. However, boosted by news of the end of rate hikes -- and possible rate cuts to come -- the Bloomberg U.S. Mortgage-Backed Securities Index returned 5.05% during the period.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert Flexible Bond Fund (the Fund) returned 8.42% for Class A shares at net asset value (NAV), outperforming its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index (the Index), which returned 5.01%.
The Fund’s sector allocations -- especially allocations to investment-grade corporate securities -- led contributors to performance relative to the Index during the period. Allocations to non-agency mortgage-backed securities (MBS), high yield corporate securities, asset-backed securities, and agency MBS also contributed to Index-relative performance during the period.
In contrast, allocations to commercial MBS and U.S. Treasurys detracted from performance relative to the Index during the period. The Fund’s duration and yield-curve positioning further weighed on Index-relative returns.
The Fund’s use of derivatives had a modestly positive impact on returns relative to the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
December 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	8.42%	3.67%	3.17%
Class A with 3.25% Maximum Sales Charge	—	—	4.91	2.99	2.80
Class C at NAV	09/30/2014	09/30/2014	7.61	2.90	2.50
Class C with 1% Maximum Deferred Sales Charge	—	—	6.61	2.90	2.50
Class I at NAV	09/30/2014	09/30/2014	8.70	3.93	3.49
Class R6 at NAV	05/01/2019	09/30/2014	8.80	4.03	3.55

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	5.01%	1.88%	1.35%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.93%	1.68%	0.68%	0.58%
Net	0.92	1.67	0.67	0.57

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	5.11%	4.57%	5.54%	5.62%
SEC 30-day Yield - Unsubsidized	5.11	4.57	5.54	5.62
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	09/30/2014	$12,570	N.A.
Class I, at minimum investment	$1,000,000	09/30/2014	$1,374,257	N.A.
Class R6, at minimum investment	$5,000,000	09/30/2014	$6,903,812	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Flexible Bond Fund
December 31, 2023
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
4

Calvert
Flexible Bond Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg U.S. Corporate High Yield Index measures USD-denominated, non-investment grade corporate securities. Bloomberg U.S. Asset-Backed Securities Index tracks the performance of U.S. dollar denominated investment grade, fixed rate asset-backed securities publicly issued in the U.S. domestic market. Bloomberg U.S. Mortgage-Backed Securities Index measures agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

5

Calvert
Flexible Bond Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,049.60	$4.65 **	0.90%
Class C	$1,000.00	$1,045.70	$8.46 **	1.64%
Class I	$1,000.00	$1,051.00	$3.36 **	0.65%
Class R6	$1,000.00	$1,051.40	$2.90 **	0.56%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.67	$4.58 **	0.90%
Class C	$1,000.00	$1,016.94	$8.34 **	1.64%
Class I	$1,000.00	$1,021.93	$3.31 **	0.65%
Class R6	$1,000.00	$1,022.38	$2.85 **	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
6

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments

Asset-Backed Securities — 14.7%

Security	Principal Amount (000's omitted)*		Value
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)		1,512	$ 1,395,715
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		1,119	979,476
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,500	1,047,176
Cologix Data Centers US Issuer, LLC, Series 2021-1A, Class B, 3.79%, 12/26/51(1)		1,315	1,168,948
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		748	744,747
Series 2022-A, Class B, 9.52%, 12/15/26(1)		1,060	1,063,696
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,700	1,504,522
Series 2023-A, Class B, 10.00%, 1/17/28(1)		607	615,306
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		292	253,298
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		704	690,480
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,839	1,782,422
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/25/49(1)		725	707,648
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)		655	566,315
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		1,029	892,751
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		903	868,188
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		800	810,699
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		75	71,721
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		533	470,121
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		402	381,857
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		1,007	589,133
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)		93	68,171
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		2,296	1,512,028
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		307	273,613
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		44	38,904
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		153	124,279
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		1,572	1,288,652
Series 2021-3A, Class D, 3.28%, 6/20/52(1)		625	499,131
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		1,510	773,166
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		775	675,611
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		70	65,169
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		655	608,655
Oportun Issuance Trust:
Series 2021-B, Class C, 3.65%, 5/8/31(1)		976	910,139
Security	Principal Amount (000's omitted)*		Value
Oportun Issuance Trust: (continued)
Series 2021-C, Class B, 2.67%, 10/8/31(1)		2,995	$ 2,738,318
Series 2021-C, Class C, 3.61%, 10/8/31(1)		470	420,377
Series 2022-2, Class C, 9.36%, 10/9/29(1)		1,991	1,994,646
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		354	344,517
Series 2021-3, Class C, 3.27%, 5/15/29(1)		3,950	3,326,653
Series 2021-5, Class C, 3.93%, 8/15/29(1)		1,262	1,121,832
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		336	329,157
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		518	458,001
Prodigy Finance, Series 2021-1A, Class C, 9.22%, (1 mo. SOFR + 3.864%), 7/25/51(1)(3)		340	340,251
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	1,452	1,025,605
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		1,466	1,361,119
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		187	163,746
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		405	331,824
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,633	1,540,363
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,319	1,247,525
Stack Infrastructure Issuer, LLC:
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)		200	194,223
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		465	424,230
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,313	1,061,976
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,124	1,080,065
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		598	493,156
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,431	2,090,125
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		148	138,635
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)		460	456,745
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)		353	94,310
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)		357	354,653
Upstart Securitization Trust, Series 2020-3, Class C, 6.25%, 11/20/30(1)		1,248	1,247,523
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		1,206	1,184,278
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		820	714,127
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		215	184,961
Series 2020-A, Class C, 6.657%, 3/15/45(1)		127	100,735

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)*	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	664	$ 662,157
Total Asset-Backed Securities (identified cost $55,814,725)		$ 50,667,570

Collateralized Mortgage Obligations — 8.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class M1B, 6.737%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	$2,220	$ 2,196,571
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	874	794,050
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.787%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	861	878,001
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	77	82,231
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.602%, (30-day average SOFR + 8.264%), 7/25/49(1)(3)	1,270	1,445,318
Series 2019-HQA3, Class B1, 8.452%, (30-day average SOFR + 3.114%), 9/25/49(1)(3)	410	429,689
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(3)	268	276,858
Series 2020-DNA6, Class B1, 8.337%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	275	285,953
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(3)	569	621,667
Series 2021-DNA2, Class B1, 8.737%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	815	854,125
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(3)	795	853,690
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(3)	741	786,646
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(3)	767	814,483
Series 2019-R05, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 7/25/39(1)(3)	1,023	1,068,957
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	1,637	1,691,352
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(3)	1,518	1,562,017
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(3)	494	500,825
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	2,287	2,359,821
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	180	182,121
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	331	347,771
Series 2023-84, Class MW, 6.00%, 6/20/53	349	366,999
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-98, Class BW, 6.00%, 7/20/53	$385	$ 404,799
Series 2023-99, Class AL, 6.00%, 7/20/53	385	404,850
Series 2023-102, Class SG, 2.654%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(5)	563	563,753
Series 2023-133, Class S, 5.587%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(5)	1,148	1,205,816
Series 2023-164, Class EL, 6.00%, 11/20/53	450	475,827
Series 2023-173, Class AX, 6.00%, 11/20/53	395	416,975
Home Re, Ltd.:
Series 2018-1, Class M2, 8.47%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	1,535	1,553,071
Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(3)	1,295	1,296,963
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	475	479,820
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	485	490,174
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	440	441,646
PNMAC GMSR Issuer Trust:
2024 Participation, 11.13%, (30-day average SOFR + 5.75%), 12/24/24(3)	129	129,310
Series 2018-GT2, Class A, 8.871%, (1 mo. SOFR + 3.515%), 8/25/25(1)(3)	327	327,055
Series 2021-FT1, Class A, 8.471%, (1 mo. SOFR + 3.115%), 3/25/26(1)(3)	500	494,534
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(3)	501	503,210
Radnor Re, Ltd., Series 2021-2, Class M1A, 7.187%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	130	130,676
Triangle Re, Ltd., Series 2021-3, Class B1, 10.287%, (30-day average SOFR + 4.95%), 2/25/34(1)(3)	977	986,951
Total Collateralized Mortgage Obligations (identified cost $27,892,987)		$ 28,704,575

Commercial Mortgage-Backed Securities — 7.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,865	$ 1,372,883
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,555	384,270
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	2,362	2,274,449
CSMC:
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	1,202	1,067,166
Series 2022-CNTR, Class A, 9.306%, (1 mo. SOFR + 3.944%), 1/15/24(1)(3)	508	449,238
Extended Stay America Trust, Series 2021-ESH, Class D, 7.727%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	2,100	2,066,918

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(3)	$1,532	$ 1,495,453
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	2,246	2,176,906
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	663	691,553
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	85,177
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.789%, (1 mo. SOFR + 3.439%), 12/15/36(1)(3)	1,259	1,258,745
Med Trust:
Series 2021-MDLN, Class E, 8.626%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	980	952,730
Series 2021-MDLN, Class F, 9.477%, (1 mo. SOFR + 4.114%), 11/15/38(1)(3)	1,000	961,994
Series 2021-MDLN, Class G, 10.727%, (1 mo. SOFR + 5.364%), 11/15/38(1)(3)	1,125	1,080,348
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36(1)(3)(6)	2,621	2,543,948
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(3)(6)	960	922,057
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	615	617,114
VMC Finance, LLC, Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	3,728	3,613,671
Total Commercial Mortgage-Backed Securities (identified cost $28,187,689)		$ 24,014,620

Corporate Bonds — 39.0%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.1%
Celanese U.S. Holdings, LLC, 6.35%, 11/15/28	1,563	$ 1,640,659
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	880	872,348
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	670	711,971
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	744	671,170
		$ 3,896,148
Communications — 3.0%
AT&T, Inc.:
3.55%, 9/15/55	1,142	$ 821,857
3.65%, 6/1/51	585	441,029
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,493	2,387,204
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	1,478	1,145,975
5.125%, 7/1/49	690	561,284
Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(7)	740	$ 706,890
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	700	696,419
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	725	710,837
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	320,781
SES S.A., 5.30%, 4/4/43(1)	245	185,336
Sprint, LLC, 7.125%, 6/15/24	2,184	2,194,946
		$ 10,172,558
Consumer, Cyclical — 5.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	667	$ 662,348
Brunswick Corp., 5.10%, 4/1/52	2,189	1,713,569
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,457	1,433,767
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	1,858	1,327,085
Ford Motor Co., 4.75%, 1/15/43	728	601,808
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	675	666,808
7.122%, 11/7/33	605	652,179
7.35%, 3/6/30	2,592	2,786,655
Hyundai Capital America:
5.70%, 6/26/30(1)(7)	658	674,191
6.20%, 9/21/30(1)	325	342,481
6.50%, 1/16/29(1)	829	875,859
Lithia Motors, Inc., 4.375%, 1/15/31(1)	1,022	930,071
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	725	684,055
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	800	729,005
Tapestry, Inc.:
7.00%, 11/27/26	481	498,850
7.35%, 11/27/28	1,341	1,407,551
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	1,762	1,554,225
5.141%, 3/15/52	579	497,330
		$ 18,037,837
Consumer, Non-cyclical — 2.1%
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	514	$ 480,533
5.95%, 10/15/33(1)	1,455	1,483,560
Centene Corp.:
3.375%, 2/15/30	669	601,087
4.25%, 12/15/27	897	864,989
4.625%, 12/15/29	543	521,270
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)(7)	799	738,531
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	687	531,953
5.20%, 4/1/29(1)	595	570,327
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)(7)	760	635,892

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)		710	$ 684,019
			$ 7,112,161
Diversified — 0.3%
Inversiones La Construccion S.A., 4.75%, 2/7/32(8)		1,373	$ 1,161,052
			$ 1,161,052
Energy — 0.7%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,134	$ 559,755
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		676	670,450
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		1,095	1,019,560
			$ 2,249,765
Financial — 22.5%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)		700	$ 715,751
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(7)(9)		173	171,014
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(9)		845	891,139
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		925	922,688
Ally Financial, Inc.:
2.20%, 11/2/28		2,968	2,526,331
6.992% to 6/13/28, 6/13/29(9)		636	657,371
American Assets Trust, L.P., 3.375%, 2/1/31		1,010	824,419
American National Group, LLC, 6.144%, 6/13/32(1)		1,140	1,096,403
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(8)(9)	EUR	930	1,161,392
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		2,136	2,180,458
6.375%, 7/15/30(1)		655	675,152
Banco Santander S.A.:
6.921%, 8/8/33		1,800	1,920,037
9.625% to 11/21/28(7)(9)(10)		1,000	1,073,942
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(8)(9)		942	927,512
Bank of America Corp.:
4.571% to 4/27/32, 4/27/33(9)		1,410	1,344,671
5.872% to 9/15/33, 9/15/34(9)		2,543	2,663,502
Bank of Montreal, 5.266%, 12/11/26		1,730	1,754,582
Bank of Nova Scotia (The), 4.90% to 6/4/25(9)(10)		1,218	1,166,420
BBVA Bancomer S.A./Texas:
5.125% to 1/18/28, 1/18/33(1)(9)		1,538	1,394,728
8.45% to 6/29/33, 6/29/38(1)(9)		722	770,457
BNP Paribas S.A.:
7.75% to 8/16/29(1)(9)(10)		733	750,057
8.50% to 8/14/28(1)(9)(10)		975	1,023,481
9.25% to 11/17/27(1)(9)(10)		592	634,544
Broadstone Net Lease, LLC, 2.60%, 9/15/31		305	236,769
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(9)		1,160	1,184,251
6.84% to 9/13/33, 9/13/34(1)(9)		260	274,814
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CBRE Services, Inc., 5.95%, 8/15/34	1,220	$ 1,282,834
Charles Schwab Corp. (The), 5.875%, 8/24/26	801	821,825
CI Financial Corp.:
3.20%, 12/17/30	1,140	901,434
4.10%, 6/15/51	2,137	1,256,731
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	659	608,199
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,055	824,764
Danske Bank A/S, 5.375%, 1/12/24(1)	1,579	1,578,670
Discover Bank, 5.974%, 8/9/28	971	936,195
EPR Properties:
3.75%, 8/15/29	1,848	1,627,587
4.95%, 4/15/28	1,801	1,710,126
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	3,184	2,611,372
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,804	2,637,145
6.00%, 4/15/25(1)	774	772,622
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(9)	759	784,251
7.39% to 11/3/27, 11/3/28(9)	1,830	1,962,092
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(9)	800	825,852
8.248% to 11/21/32, 11/21/33(1)(9)	1,524	1,655,016
KeyBank N.A.:
4.15%, 8/8/25	1,055	1,023,323
5.85%, 11/15/27	1,428	1,427,992
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	1,457	1,223,669
LPL Holdings, Inc., 6.75%, 11/17/28	780	831,983
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	1,685	1,776,724
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(10)	2,194	2,050,661
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,627	1,433,015
Sun Communities Operating, L.P., 2.70%, 7/15/31	1,211	1,009,937
Synchrony Bank, 5.40%, 8/22/25	650	640,606
Synchrony Financial, 4.875%, 6/13/25	292	287,257
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	729	596,006
5.625%, 2/15/28	1,199	1,152,927
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	981	851,862
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	2,420	2,524,759
Truist Financial Corp.:
5.10% to 3/1/30(9)(10)	868	790,926
6.123% to 10/28/32, 10/28/33(9)	1,596	1,658,074
U.S. Bancorp:
5.836% to 6/10/33, 6/12/34(9)	887	915,356
5.85% to 10/21/32, 10/21/33(9)	525	541,190
UBS Group AG:
4.375% to 2/10/31(1)(9)(10)	534	423,077
6.442% to 8/11/27, 8/11/28(1)(9)	875	909,252

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UBS Group AG: (continued)
9.25% to 11/13/28(1)(9)(10)		1,470	$ 1,589,477
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		732	689,318
5.861% to 6/19/27, 6/19/32(1)(9)		1,386	1,357,503
			$ 77,443,494
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	26,700	$ 1,541,323
			$ 1,541,323
Industrial — 0.6%
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(10)		1,002	$ 1,068,382
Seaspan Corp., 5.50%, 8/1/29(1)		240	200,988
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		876	860,367
			$ 2,129,737
Technology — 2.7%
Concentrix Corp.:
6.60%, 8/2/28		2,584	$ 2,660,315
6.85%, 8/2/33		763	785,317
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)		1,305	1,341,904
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		1,930	1,702,807
3.15%, 10/15/31		1,982	1,657,675
4.10%, 10/15/41		125	93,980
Seagate HDD Cayman, 5.75%, 12/1/34		979	941,929
			$ 9,183,927
Utilities — 0.4%
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		401	$ 349,815
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		910	861,446
			$ 1,211,261
Total Corporate Bonds (identified cost $133,559,092)			$134,139,263

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$500	$ 498,860
Total High Social Impact Investments (identified cost $500,000)		$ 498,860

Mutual Funds — 0.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 0.2%
Calvert Floating-Rate Advantage Fund, Class R6(13)	77,929	$ 699,799
Total Mutual Funds (identified cost $715,385)		$ 699,799

Preferred Stocks — 0.4%

Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	77,941	$ 895,542
		$ 895,542
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	12,947	$ 231,104
6.25% (7)	17,000	330,650
		$ 561,754
Total Preferred Stocks (identified cost $2,721,000)		$ 1,457,296

Senior Floating-Rate Loans — 0.1%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 3/15/27	$497	$ 340,283
Total Senior Floating-Rate Loans (identified cost $496,490)		$ 340,283

U.S. Government Agency Mortgage-Backed Securities — 10.7%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.00%, 30-Year, TBA(15)	$3,200	$ 3,029,499
4.50%, 30-Year, TBA(15)	7,786	7,556,066
5.00%, 30-Year, TBA(15)	26,491	26,234,355
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $36,294,959)		$ 36,819,920

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

U.S. Treasury Obligations — 18.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds, 3.375%, 8/15/42	$1,143	$ 1,019,659
U.S. Treasury Notes:
0.375%, 12/31/25	8,420	7,804,287
2.125%, 3/31/24	11,000	10,912,475
2.25%, 3/31/24	25,350	25,161,169
2.75%, 4/30/27	1,000	962,051
3.625%, 5/15/26	360	355,894
3.625%, 5/31/28	2,740	2,711,369
3.875%, 3/31/25	2,400	2,379,375
4.375%, 11/30/28	2,500	2,558,594
4.375%, 11/30/30	2,325	2,391,299
4.50%, 11/15/25	1,384	1,388,839
4.625%, 9/15/26	657	666,226
4.875%, 11/30/25	3,025	3,056,550
4.875%, 10/31/28	2,500	2,610,156
Total U.S. Treasury Obligations (identified cost $64,023,610)		$ 63,977,943

Short-Term Investments — 14.1%
Affiliated Fund — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(16)	5,180,055	$ 5,180,055
Total Affiliated Fund (identified cost $5,180,055)		$ 5,180,055
Securities Lending Collateral — 5.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(17)	19,142,506	$ 19,142,506
Total Securities Lending Collateral (identified cost $19,142,506)		$ 19,142,506

U.S. Treasury Obligations — 7.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$7,229	$ 7,090,529
U.S. Treasury Obligations (continued)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 6/13/24(7)	$17,365	$ 16,968,249
Total U.S. Treasury Obligations (identified cost $24,047,034)		$ 24,058,778
Total Short-Term Investments (identified cost $48,369,595)		$ 48,381,339
Total Investments — 113.3% (identified cost $398,575,532)		$389,701,468

Other Assets, Less Liabilities — (13.3)%	$ (45,758,357)
Net Assets — 100.0%	$ 343,943,111

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $157,564,796 or 45.8% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(7)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $18,783,351.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $3,249,956 or 0.9% of the Fund's net assets.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company (see Note 8).

12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

(12)	Restricted security. Total market value of restricted securities amounts to $498,860, which represents 0.1% of the net assets of the Fund as of December 31, 2023.
(13)	Affiliated fund (see Note 8).
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	8,051,441	USD	1,628,725	State Street Bank and Trust Company	2/8/24	$ 25,125	$ —
USD	2,044,690	CAD	2,791,745	Citibank, N.A.	2/8/24	—	(63,295)
USD	1,060,661	EUR	983,953	UBS AG	2/8/24	—	(27,107)
						$25,125	$(90,402)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	130	Long	3/28/24	$ 26,768,828	$ 294,315
U.S. 5-Year Treasury Note	35	Long	3/28/24	3,807,070	7,333
U.S. Long Treasury Bond	29	Long	3/19/24	3,623,188	267,969
U.S. Ultra 10-Year Treasury Note	(182)	Short	3/19/24	(21,478,844)	(873,937)
U.S. Ultra-Long Treasury Bond	(45)	Short	3/19/24	(6,011,719)	(551,688)
					$(856,008)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$500,000

13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Schedule of Investments — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $388,640,930) - including $18,783,351 of securities on loan	$ 379,856,749
Investments in securities of affiliated issuers, at value (identified cost $9,934,602)	9,844,719
Receivable for variation margin on open futures contracts	54,829
Receivable for open forward foreign currency exchange contracts	25,125
Cash	34,412
Cash denominated in foreign currency, at value (cost $1,218)	1,213
Deposits at broker for futures contracts	839,000
Deposits for forward commitment securities	250,000
Receivable for investments sold	8,104,800
Receivable for capital shares sold	434,908
Due from broker	6,989,701
Dividends and interest receivable	2,640,672
Dividends receivable - affiliated	75,149
Securities lending income receivable	893
Tax reclaims receivable	4,126
Receivable from affiliates	23,719
Trustees' deferred compensation plan	113,815
Total assets	$409,293,830
Liabilities
Cash collateral due to broker	$ 250,000
Payable for open forward foreign currency exchange contracts	90,402
Payable for forward commitment securities	44,385,521
Payable for capital shares redeemed	1,002,405
Distributions payable	46,815
Deposits for securities loaned	19,142,506
Payable to affiliates:
Investment advisory fee	99,594
Administrative fee	34,757
Distribution and service fees	9,020
Sub-transfer agency fee	2,518
Trustees' deferred compensation plan	113,815
Accrued expenses	173,366
Total liabilities	$ 65,350,719
Net Assets	$343,943,111
Sources of Net Assets
Paid-in capital	$ 360,095,480
Accumulated loss	(16,152,369)
Net Assets	$343,943,111
Class A Shares
Net Assets	$ 36,833,968
Shares Outstanding	2,546,528
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.46
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.95
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class C Shares
Net Assets	$ 1,617,620
Shares Outstanding	111,761
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.47
Class I Shares
Net Assets	$ 273,494,737
Shares Outstanding	18,961,106
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.42
Class R6 Shares
Net Assets	$ 31,996,786
Shares Outstanding	2,217,525
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.43

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $11,363)	$ 220,748
Dividend income - affiliated issuers	519,671
Interest and other income (net of foreign taxes withheld of $648)	18,121,606
Interest income - affiliated issuers	292,195
Securities lending income, net	22,693
Total investment income	$19,176,913
Expenses
Investment advisory fee	$ 1,115,721
Administrative fee	382,533
Distribution and service fees:
Class A	81,825
Class C	14,485
Trustees' fees and expenses	22,020
Custodian fees	18,229
Transfer agency fees and expenses	313,600
Accounting fees	74,452
Professional fees	54,970
Registration fees	74,857
Reports to shareholders	23,600
Miscellaneous	34,442
Total expenses	$ 2,210,734
Waiver and/or reimbursement of expenses by affiliates	$ (41,594)
Net expenses	$ 2,169,140
Net investment income	$17,007,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (5,358,450)
Futures contracts	3,610,459
Swap contracts	(138,651)
Foreign currency transactions	(12,859)
Forward foreign currency exchange contracts	(158,318)
Net realized loss	$ (2,057,819)
Change in unrealized appreciation (depreciation):
Investment securities	$ 13,038,832
Investment securities - affiliated issuers	166,915
Futures contracts	(1,048,613)
Swap contracts	79,417
Foreign currency	2,546
Forward foreign currency exchange contracts	(80,239)
Net change in unrealized appreciation (depreciation)	$12,158,858
Net realized and unrealized gain	$10,101,039
Net increase in net assets from operations	$27,108,812
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 17,007,773	$ 10,162,124
Net realized gain (loss)	(2,057,819)	1,643,810
Net change in unrealized appreciation (depreciation)	12,158,858	(22,842,278)
Net increase (decrease) in net assets from operations	$ 27,108,812	$ (11,036,344)
Distributions to shareholders:
Class A	$ (1,689,743)	$ (1,489,680)
Class C	(64,015)	(55,118)
Class I	(13,466,350)	(11,841,571)
Class R6	(1,951,486)	(2,085,100)
Total distributions to shareholders	$ (17,171,594)	$ (15,471,469)
Capital share transactions:
Class A	$ 5,221,113	$ 2,440,479
Class C	241,288	195,911
Class I	35,789,147	49,617,804
Class R6	(7,126,709)	(5,718,427)
Net increase in net assets from capital share transactions	$ 34,124,839	$ 46,535,767
Net increase in net assets	$ 44,062,057	$ 20,027,954
Net Assets
At beginning of year	$ 299,881,054	$ 279,853,100
At end of year	$343,943,111	$299,881,054
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.04	$ 15.35	$ 15.31	$ 15.15	$ 14.64
Income (Loss) From Operations
Net investment income(1)	$ 0.72	$ 0.46	$ 0.34	$ 0.40	$ 0.46
Net realized and unrealized gain (loss)	0.43	(1.05)	0.21	0.16	0.52
Total income (loss) from operations	$ 1.15	$ (0.59)	$ 0.55	$ 0.56	$ 0.98
Less Distributions
From net investment income	$ (0.73)	$ (0.47)	$ (0.34)	$ (0.39)	$ (0.47)
From net realized gain	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	$ (0.73)	$ (0.72)	$ (0.51)	$ (0.40)	$ (0.47)
Net asset value — End of year	$ 14.46	$ 14.04	$ 15.35	$ 15.31	$ 15.15
Total Return(2)	8.42%	(3.88)%	3.62%	3.86%	6.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,834	$30,574	$30,844	$23,704	$26,711
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.92%	0.92%	0.92%	0.93%	0.96%
Net expenses	0.91% (4)	0.91% (4)	0.90%	0.92%	0.94%
Net investment income	5.11%	3.17%	2.18%	2.70%	3.05%
Portfolio Turnover	181% (5)	93% (5)	96% (5)	104% (5)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.05	$ 15.35	$ 15.32	$ 15.16	$ 14.65
Income (Loss) From Operations
Net investment income(1)	$ 0.62	$ 0.36	$ 0.22	$ 0.29	$ 0.35
Net realized and unrealized gain (loss)	0.42	(1.05)	0.21	0.16	0.52
Total income (loss) from operations	$ 1.04	$ (0.69)	$ 0.43	$ 0.45	$ 0.87
Less Distributions
From net investment income	$ (0.62)	$ (0.36)	$ (0.23)	$ (0.28)	$ (0.36)
From net realized gain	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	$ (0.62)	$ (0.61)	$ (0.40)	$ (0.29)	$ (0.36)
Net asset value — End of year	$14.47	$14.05	$15.35	$15.32	$15.16
Total Return(2)	7.61%	(4.53)%	2.77%	3.08%	6.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,618	$ 1,333	$ 1,249	$ 1,223	$ 1,031
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.67%	1.67%	1.67%	1.68%	1.71%
Net expenses	1.66% (4)	1.66% (4)	1.65%	1.67%	1.70%
Net investment income	4.37%	2.46%	1.42%	1.95%	2.30%
Portfolio Turnover	181% (5)	93% (5)	96% (5)	104% (5)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 14.00	$ 15.30	$ 15.27	$ 15.11	$ 14.60
Income (Loss) From Operations
Net investment income(1)	$ 0.76	$ 0.50	$ 0.38	$ 0.43	$ 0.50
Net realized and unrealized gain (loss)	0.42	(1.05)	0.20	0.17	0.52
Total income (loss) from operations	$ 1.18	$ (0.55)	$ 0.58	$ 0.60	$ 1.02
Less Distributions
From net investment income	$ (0.76)	$ (0.50)	$ (0.38)	$ (0.43)	$ (0.51)
From net realized gain	—	(0.25)	(0.17)	—	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	$ (0.76)	$ (0.75)	$ (0.55)	$ (0.44)	$ (0.51)
Net asset value — End of year	$ 14.42	$ 14.00	$ 15.30	$ 15.27	$ 15.11
Total Return(2)	8.70%	(3.60)%	3.81%	4.12%	7.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$273,495	$229,808	$200,170	$149,364	$132,062
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.67%	0.67%	0.68%	0.71%
Net expenses	0.66% (4)	0.66% (4)	0.65%	0.67%	0.67%
Net investment income	5.35%	3.43%	2.42%	2.95%	3.32%
Portfolio Turnover	181% (5)	93% (5)	96% (5)	104% (5)	87%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
21
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended December 31,				Period Ended December 31, 2019(1)
	2023	2022	2021	2020
Net asset value — Beginning of period	$ 14.01	$ 15.31	$ 15.27	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.77(2)	$ 0.51(2)	$ 0.39(2)	$ 0.44(2)	$ 0.33
Net realized and unrealized gain (loss)	0.43	(1.04)	0.21	0.17	0.11
Total income (loss) from operations	$ 1.20	$ (0.53)	$ 0.60	$ 0.61	$ 0.44
Less Distributions
From net investment income	$ (0.78)	$ (0.52)	$ (0.39)	$ (0.44)	$ (0.33)
From net realized gain	—	(0.25)	(0.17)	—	—
From return of capital	—	—	—	(0.01)	—
Total distributions	$ (0.78)	$ (0.77)	$ (0.56)	$ (0.45)	$ (0.33)
Net asset value — End of period	$ 14.43	$ 14.01	$ 15.31	$ 15.27	$ 15.11
Total Return(3)	8.80%	(3.49)%	3.96%	4.20%	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,997	$38,166	$47,590	$30,102	$41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57%	0.57%	0.59%	0.60%	0.61% (6)
Net expenses	0.57% (7)	0.56% (7)	0.57%	0.59%	0.61% (6)
Net investment income	5.43%	3.48%	2.49%	3.05%	3.27% (6)
Portfolio Turnover	181% (8)	93% (8)	96% (8)	104% (8)	87% (9)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended December 31, 2019.
22
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price
23

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

Reporting Authority and are categorized as Level 1 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 50,667,570	$ —	$ 50,667,570
Collateralized Mortgage Obligations	—	28,704,575	—	28,704,575
Commercial Mortgage-Backed Securities	—	24,014,620	—	24,014,620
Corporate Bonds	—	134,139,263	—	134,139,263
High Social Impact Investments	—	498,860	—	498,860
Mutual Funds	699,799	—	—	699,799
Preferred Stocks	1,457,296	—	—	1,457,296
Senior Floating-Rate Loans	—	340,283	—	340,283
U.S. Government Agency Mortgage-Backed Securities	—	36,819,920	—	36,819,920
U.S. Treasury Obligations	—	63,977,943	—	63,977,943
Short-Term Investments:
Affiliated Fund	5,180,055	—	—	5,180,055
Securities Lending Collateral	19,142,506	—	—	19,142,506
U.S. Treasury Obligations	—	24,058,778	—	24,058,778
Total Investments	$26,479,656	$363,221,812	$ —	$389,701,468
Forward Foreign Currency Exchange Contracts	$ —	$ 25,125	$ —	$ 25,125
Futures Contracts	569,617	—	—	569,617
Total	$27,049,273	$363,246,937	$ —	$390,296,210
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (90,402)	$ —	$ (90,402)
Futures Contracts	(1,425,625)	—	—	(1,425,625)
Total	$ (1,425,625)	$ (90,402)	$ —	$ (1,516,027)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that
24

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit
25

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
26

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2023, the investment advisory fee amounted to $1,115,721.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $13,706 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the year ended December 31, 2023, CRM waived or reimbursed expenses of $27,888.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2023, CRM was paid administrative fees of $382,533.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2023 amounted to $81,825 and $14,485 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,812 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was also informed that EVD received $166 and $253 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $7,600 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on senior floating-rate loans, were $195,806,377 and $190,008,303, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $425,741,363 and $380,816,633, respectively.
27

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$17,171,594	$11,790,379
Long-term capital gains	$ —	$ 3,681,090
During the year ended December 31, 2023, accumulated loss was increased by $837,226 and paid-in capital was increased by $837,226 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$ (7,014,833)
Late year ordinary losses	(62,411)
Net unrealized depreciation	(9,028,310)
Distributions payable	(46,815)
Accumulated loss	$(16,152,369)
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $7,014,833 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $2,203,948 are short-term and $4,810,885 are long-term.
Additionally, at December 31, 2023, the Fund had a late year ordinary loss of $62,411 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$398,732,327
Gross unrealized appreciation	$ 6,388,463
Gross unrealized depreciation	(15,419,322)
Net unrealized depreciation	$ (9,030,859)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Schedule of Investments. At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
28

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk:  During the year ended December 31, 2023, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk:  During the year ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk:  During the year ended December 31, 2023, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $90,402. At December 31, 2023, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 25,125	$ (90,402)
Interest rate	Futures contracts	Accumulated loss	569,617 (1)	(1,425,625) (1)
Total			$594,742	$(1,516,027)
Derivatives not subject to master netting agreements			$569,617	$(1,425,625)
Total Derivatives subject to master netting agreements			$ 25,125	$ (90,402)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of December 31, 2023.
29

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$25,125	$ —	$ —	$ —	$25,125

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$ (63,295)	$ —	$ —	$ —	$ (63,295)
UBS AG	(27,107)	—	—	—	(27,107)
	$(90,402)	$ —	$ —	$ —	$(90,402)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ —	$ (51,311)	$ (51,311)
Forward foreign currency exchange contracts	—	(158,318)	—	(158,318)
Futures contracts	—	—	3,610,459	3,610,459
Swap contracts	(138,651)	—	—	(138,651)
Total	$(138,651)	$(158,318)	$ 3,559,148	$ 3,262,179
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ (80,239)	$ —	$ (80,239)
Futures contracts	—	—	(1,048,613)	(1,048,613)
Swap contracts	79,417	—	—	79,417
Total	$ 79,417	$ (80,239)	$(1,048,613)	$(1,049,435)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$14,531,000	$38,622,000	$3,706,000	$894,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was 20 contracts.
30

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2023, the total value of securities on loan, including accrued interest, was $18,815,549 and the total value of collateral received was $19,181,872, comprised of cash of $19,142,506 and U.S. government and/or agencies securities of $39,366.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 2,189,320	$ —	$ —	$ —	$ 2,189,320
U.S. Treasury Obligations	16,953,186	—	—	—	16,953,186
Total	$19,142,506	$ —	$ —	$ —	$19,142,506
The carrying amount of the liability for deposits for securities loaned at December 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
31

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated  was $9,844,719, which represents 2.9% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR+2.692%), 5/15/36	$2,460,435	$ —	$ —	$ —	$ 82,239	$ 2,543,948	$ 201,378	$ 2,621,000
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR+3.642%), 5/15/36	889,867	—	—	—	32,190	922,057	82,539	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	472,870	—	(500,000)	—	27,130	—	7,167	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	500,000	—	—	(1,140)	498,860	1,111	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	673,303	—	—	—	26,496	699,799	62,475	77,929
Short-Term Investments
Liquidity Fund	8,638,859	165,090,211	(168,549,015)	—	—	5,180,055	457,196	5,180,055
Total				$ —	$166,915	$9,844,719	$811,866

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	815,675	$ 11,539,613	875,234	$ 12,770,911
Reinvestment of distributions	113,493	1,607,709	99,176	1,418,438
Shares redeemed	(560,062)	(7,926,209)	(806,982)	(11,748,870)
Net increase	369,106	$ 5,221,113	167,428	$ 2,440,479
Class C
Shares sold	33,234	$ 472,048	26,108	$ 376,719
Reinvestment of distributions	4,160	58,946	3,556	50,735
Shares redeemed	(20,507)	(289,706)	(16,108)	(231,543)
Net increase	16,887	$ 241,288	13,556	$ 195,911
Class I
Shares sold	9,293,903	$ 131,118,322	10,697,315	$ 156,180,870
Reinvestment of distributions	923,357	13,041,608	808,594	11,534,830
Shares redeemed	(7,668,707)	(108,370,783)	(8,173,320)	(118,097,896)
Net increase	2,548,553	$ 35,789,147	3,332,589	$ 49,617,804
32

Calvert
Flexible Bond Fund
December 31, 2023
Notes to Financial Statements — continued

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R6
Shares sold	179,703	$ 2,534,591	137,036	$ 1,994,843
Reinvestment of distributions	137,984	1,950,799	145,846	2,084,849
Shares redeemed	(824,846)	(11,612,099)	(667,151)	(9,798,119)
Net decrease	(507,159)	$ (7,126,709)	(384,269)	$ (5,718,427)
At December 31, 2023, Calvert Moderate Allocation Fund owned 3.4% of the value of the outstanding shares of the Fund.
33

Calvert
Flexible Bond Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Flexible Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Flexible Bond Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020 and 2019 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2023, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
34

Calvert
Flexible Bond Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $68,951, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 95.19% of distributions from net investment income as a 163(j) interest dividend.
35

Calvert
Flexible Bond Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Von M. Hughes(1) 1969	Trustee and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Trustees
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Trustee	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

36

Calvert
Flexible Bond Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Trustees effective October 30, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
37

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

38

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
40

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24175     12.31.23

Calvert
Responsible Municipal Income Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2023
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For municipal bond investors, the 12-month period ended December 31, 2023, may be described as a roller-coaster ride. As the period opened, the municipal bond market was in the midst of a rally driven by signals from the U.S. Federal Reserve (the Fed) that future federal funds rate hikes -- intended to drive down inflation -- might be smaller than those in 2022, and by growing investor demand amid lower supplies of new municipal bond issues.
In February 2023, however, the municipal bond rally stalled as robust economic reports -- including unexpectedly strong job creation in January -- led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, municipal bond returns turned positive again, as the second- and third-largest bank failures in U.S. history triggered a “flight to quality” that drove municipal bonds to their strongest March performance since 2008 -- despite the Fed raising the federal funds rate for a ninth consecutive time that month.
In April 2023, the municipal bond market began another sell-off. Although positive technical factors -- most notably, demand that exceeded municipal bond supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year -- in May and July 2023 -- caused municipal yields to rise and bond prices to fall.
From August through October 2023, above-average supply -- reversing a previous favorable supply-demand imbalance -- plus an end-of-summer slowdown in coupon reinvestment, helped reduce demand for municipal bonds even more. And while the Fed left rates unchanged after its September 2023 meeting, investors interpreted the Fed’s message to be that interest rates would stay higher for longer than investors expected just weeks earlier -- adding further fuel to the municipal bond sell-off.
In the final months of the period, the municipal bond market reversed course again. After several consecutive months of negative returns and rising interest rates, federal tax-free municipal yields approached their 2022 highs, giving investors a compelling reason to buy municipal bonds.
Typical calendar year-end technical factors -- particularly constrained supplies and increased demand -- were additional tailwinds for municipal bond prices, as were falling inflation and moderating employment gains that led many investors to believe the Fed was finally done raising rates. As a result, the Bloomberg Municipal Bond Index (the Index) returned 6.35% in November 2023, its best monthly performance since 1982.
In December 2023, the Index posted another solid monthly gain as investors began to conclude the Fed might actually begin lowering interest rates as early as March 2024.
For the period as a whole, the Index returned 6.40%. Yields fell and prices rose across the municipal bond yield curve, with the best performance occurring in the middle of the curve, around the 10-year maturity area. Throughout the yield curve, municipal bonds outperformed U.S. Treasurys during the period.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert Responsible Municipal Income Fund (the Fund) returned 5.50% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Municipal Bond Index (the Index), which returned 6.40%.
The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund seeks to do so by normally investing at least 80% of its net assets in municipal obligations, the interest on which is exempt from regular federal income tax and federal alternative minimum tax. The Fund also normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in issuers that its investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment. Such investments may include, among other things, municipal obligations that finance education, health care, community services, housing, water, and public transportation.
Detractors from Fund performance versus the Index included security selections and an underweight position in bonds with 22 years or more remaining to maturity, during a period when longer-maturity bonds generally outperformed shorter-maturity bonds. The Fund’s security selections and an overweight position in the education sector, and security selections and an underweight position in A-rated bonds -- during a period when A-rated bonds generally outperformed higher-rated bonds -- also detracted from Index-relative returns.
In contrast, contributors to Fund performance versus the Index included an overweight position in bonds rated BBB and below, during a period when BBB was the best-performing investment-grade credit-rating category. The Fund’s security selections in the health care sector, and an overweight position in 4% coupon bonds also contributed to Index-relative returns during the period.
The Fund’s interest rate hedging strategy helped Index-relative performance as well. As a risk-management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both upsides and downsides of shifting investment market cycles.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
December 31, 2023
Management's Discussion of Fund Performance† — continued

During the period, management hedged the Fund’s exposure to interest rate risk by using U.S. Treasury futures -- in effect taking a short position on U.S. Treasurys. During a period when U.S. Treasury interest rates generally rose and U.S. Treasury prices fell, the Fund’s Treasury futures produced a positive return.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Responsible Municipal Income Fund
December 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	08/23/1983	08/23/1983	5.50%	1.64%	2.35%	4.94%
Class A with 3.25% Maximum Sales Charge	—	—	2.04	0.97	2.01	4.86
Class C at NAV	07/15/2015	07/15/2015	4.71	0.88	—	1.24
Class C with 1% Maximum Deferred Sales Charge	—	—	3.71	0.88	—	1.24
Class I at NAV	07/15/2015	08/23/1983	5.75	1.90	2.60	5.01

Bloomberg Municipal Bond Index	—	—	6.40%	2.25%	3.03%	6.06%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.88%	1.63%	0.63%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	2.71%	2.06%	3.06%
SEC 30-day Yield - Unsubsidized	2.58	1.93	2.92
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	07/15/2015	$11,100	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$1,292,896	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Responsible Municipal Income Fund
December 31, 2023
Fund Profile

Credit Quality (% of bonds and municipal obligations)[1]
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

5

Calvert
Responsible Municipal Income Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

6

Calvert
Responsible Municipal Income Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,035.10	$3.85 **	0.75%
Class C	$1,000.00	$1,031.20	$7.68 **	1.50%
Class I	$1,000.00	$1,036.30	$2.57 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.42	$3.82 **	0.75%
Class C	$1,000.00	$1,017.64	$7.63 **	1.50%
Class I	$1,000.00	$1,022.68	$2.55 **	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
7

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments

Corporate Bonds — 2.2%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), 3.474%, 12/15/29	$3,493	$ 3,083,478
		$ 3,083,478
Other Revenue — 1.5%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,154,660
Nature Conservancy (The):
Series A, 0.794%, 7/1/25	1,450	1,357,185
Series A, 0.944%, 7/1/26	1,285	1,160,423
		$ 6,672,268
Total Corporate Bonds (identified cost $11,161,680)		$ 9,755,746

Tax-Exempt Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Housing — 2.2%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$4,042	$ 3,937,794
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	2,943	2,974,758
Series 2022-2, Class A, 4.00%, 10/20/36	2,953	2,901,990
Total Tax-Exempt Mortgage-Backed Securities (identified cost $9,712,599)		$ 9,814,542

Tax-Exempt Municipal Obligations — 90.1%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), Prerefunded to 10/1/25, 5.00%, 10/1/34	$2,000	$ 2,085,040
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,226,458
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/40	1,000	1,149,900
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	2,000	2,177,680
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,348,717
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,365,430
		$ 11,353,225
Security	Principal Amount (000's omitted)	Value
Education — 5.9%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,068,380
Green Bonds, 5.00%, 7/1/43	2,100	2,276,169
Green Bonds, 5.50%, 7/1/48	3,200	3,720,160
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/24	120	119,846
4.00%, 6/15/25	110	109,725
4.00%, 6/15/26	110	108,754
4.00%, 6/15/27	80	78,979
4.00%, 6/15/30	100	97,614
4.00%, 6/15/31	100	97,158
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,033,260
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,131,537
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(1)	250	239,355
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(1)	500	454,220
Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), 2.45% to 4/1/26 (Put Date), 11/1/30	2,250	2,224,282
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
Green Bonds, 5.00%, 10/1/28	600	658,764
Green Bonds, 5.00%, 10/1/29	635	708,895
Green Bonds, 5.00%, 10/1/30	445	503,242
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,451,320
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,530	1,550,380
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,603
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	845,080
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(1)	845	801,018
University of South Carolina, 5.00%, 5/1/46	2,485	2,720,503
		$ 26,019,244
Electric Utilities — 3.7%
California Community Choice Financing Authority, Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	$1,660	$ 1,798,328
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	2,000	2,076,720
4.00%, 9/1/40	2,000	2,062,480
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project):
5.00%, 1/1/39	1,000	1,145,510
5.00%, 1/1/40	1,525	1,737,036
Long Island Power Authority, NY, Green Bonds, 5.00%, 9/1/38	1,040	1,227,917
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	2,375	2,380,510

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	$2,000	$ 2,191,120
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,102,248
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	714,127
		$ 16,435,996
Escrowed/Prerefunded — 0.9%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$1,915	$ 1,954,239
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, Prerefunded to 11/1/25, 4.00%, 11/1/33	1,100	1,125,795
Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/35	1,000	1,041,160
Public Finance Authority, WI, (Roseman University of Health Sciences), (Escrowed to Maturity), 4.00%, 4/1/32(1)	15	15,951
		$ 4,137,145
General Obligations — 18.3%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$ 3,495,090
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,107,180
Bexar County, TX, Prerefunded to 6/15/25, 4.00%, 6/15/32	2,000	2,029,380
California, 4.00%, 9/1/32	1,000	1,025,190
Chicago Board of Education, IL:
5.00%, 12/1/32	2,000	2,055,480
5.00%, 12/1/34	2,160	2,202,682
5.00%, 12/1/36	1,000	1,012,420
5.25%, 12/1/36	4,000	4,308,040
Connecticut:
Green Bonds, 5.00%, 11/15/31	1,000	1,014,200
Social Bonds, 4.00%, 1/15/44(2)	3,000	3,049,110
Social Bonds, 5.00%, 11/15/36	5,000	5,911,400
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,145,100
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	664,860
Social Bonds, 5.25%, 5/1/32	600	671,868
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,024,040
Hawaii, 4.00%, 10/1/34	2,000	2,050,020
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	2,300	2,314,260
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,619,711
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,409,760
5.25%, 8/1/40	1,200	1,428,336
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,509,028
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 7/1/36	2,035	2,508,280
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Unified School District, CA: (continued)
Sustainability Bonds, 5.25%, 7/1/47	$5,000	$ 5,761,200
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,082,820
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,739,338
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,076,500
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	1,039,546
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,301,488
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	5,236,200
San Diego Unified School District, CA, (Election of 2008), Green Bonds, 5.00%, 7/1/48	5,990	6,842,976
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,561,305
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,050,330
		$ 81,247,138
Hospital — 9.7%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$2,235	$ 2,178,700
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	4,460	4,548,487
Colorado Health Facilities Authority, (Craig Hospital):
5.00%, 12/1/26	1,010	1,060,338
5.00%, 12/1/27	1,075	1,149,422
5.00%, 12/1/28	1,125	1,224,180
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	5,000	5,220,950
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,562,800
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,189,974
4.00%, 4/1/36	2,520	2,461,813
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,411,613
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	3,000	3,015,750
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	530,355
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	1,931,780
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,000	2,044,760
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 9/1/45	3,000	3,018,270
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,245,960
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	4,015,560
		$ 42,810,712

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 17.7%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/28	$350	$ 384,507
Social Bonds, 5.00%, 12/1/28	400	444,124
Social Bonds, 5.00%, 6/1/29	440	492,008
Social Bonds, 5.00%, 12/1/29	360	406,138
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240	1,322,262
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,076,113
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,078,660
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	3,000	2,952,660
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,847,649
District of Columbia Housing Finance Agency, (Paxton), 4.00% to 9/1/25 (Put Date), 9/1/40	3,750	3,774,337
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,970,650
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,059,872
4.00%, 5/15/34	1,145	1,182,029
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	834,088
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,057,010
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,032,320
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,615	1,622,041
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,575,693
4.35%, 7/1/50	1,000	981,970
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,086,080
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	750	736,785
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,546,714
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,065,140
Sustainability Bonds, 2.30%, 12/1/24	1,500	1,483,935
Sustainability Bonds, 2.80%, 12/1/26	1,000	996,310
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,532,675
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,620	3,679,839
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	525	530,255
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,196,383
Green Bonds, (Liq: TD Bank, N.A.), 3.75%, 5/1/50(3)	3,900	3,900,000
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,728,552
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	869,020
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	$3,000	$ 3,007,620
Sustainable Development Bonds, (SPA: TD Bank, N.A.), 3.75%, 5/1/63(3)	1,800	1,800,000
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,791
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,704,760
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	2,000	1,924,240
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	930,307
Social Bonds, 0.95%, 10/1/28	1,125	969,941
Social Bonds, 4.30%, 10/1/42	3,000	3,045,000
Social Bonds, 4.40%, 10/1/38	1,500	1,572,240
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	685,429
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,035,410
5.00%, 6/1/27	500	522,320
Utah Housing Corp., 4.00%, 1/1/36	755	759,402
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,031,040
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,256,212
		$ 78,655,531
Industrial Development Revenue — 1.9%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$ 1,029,930
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	2,000	2,004,440
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	844,297
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(1)	1,815	1,743,162
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	985,780
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,705,980
		$ 8,313,589
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AGM), Green Bonds, 5.25%, 11/15/41	$1,500	$ 1,762,470
(AGM), Green Bonds, 5.25%, 11/15/42	1,000	1,168,880
		$ 2,931,350
Insured - General Obligations — 0.2%
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 955,380
		$ 955,380

10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AGM), (AMT), 5.00%, 9/1/25	$1,465	$ 1,505,639
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	15	16,566
Green Bonds, (AGM), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,748
		$ 1,538,953
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,009,930
		$ 1,009,930
Insured - Water and Sewer — 2.0%
Chicago, IL, Wastewater Transmission Revenue, (AGM), 5.00%, 1/1/39	$1,000	$ 1,141,650
Chicago, IL, Water Revenue, (AGM), 5.00%, 11/1/38	1,000	1,145,130
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	2,000	1,978,300
Fort Wayne, IN, Sewage Works Revenue:
Green Bonds, (BAM), 5.00%, 8/1/28	1,020	1,123,152
Green Bonds, (BAM), 5.00%, 8/1/29	975	1,094,038
Passaic Valley Water Commission, NJ, (AGM), 4.00%, 12/1/48	2,250	2,254,545
		$ 8,736,815
Lease Revenue/Certificates of Participation — 4.8%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$ 1,175,330
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,468,880
California Housing Finance Agency, Social Bonds, 4.00%, 4/1/45	4,380	4,377,416
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,174,200
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500	505,425
4.00%, 10/1/35	600	606,378
Los Angeles Unified School District, CA:
Sustainability Bonds, 5.00%, 10/1/24	1,100	1,116,984
Sustainability Bonds, 5.00%, 10/1/25	1,100	1,143,329
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,389,840
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,561,560
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,500	3,938,620
		$ 21,457,962
Other Revenue — 5.1%
California Community Choice Financing Authority:
Green Bonds, 4.00% to 12/1/27 (Put Date), 10/1/52	$2,000	$ 2,014,680
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority: (continued)
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,500	$ 1,594,680
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,970	5,516,352
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.22%, (SIFMA + 0.35%), 8/1/47(4)	2,630	2,612,853
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,438,288
Green Bonds, 5.00%, 9/1/36	1,445	1,574,674
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/38	2,360	2,458,837
Green Bonds, 4.00%, 2/15/41	3,000	3,073,410
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,026,020
4.45%, 11/1/36	1,000	1,036,980
		$ 22,346,774
Senior Living/Life Care — 0.4%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,879,556
		$ 1,879,556
Special Tax Revenue — 4.4%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$ 1,089,210
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Series A, Green Bonds, 5.00%, 11/15/35	1,000	1,065,210
Series B1, Green Bonds, 5.00%, 11/15/35	2,275	2,444,237
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,032,110
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	3,000	3,040,260
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,490,770
Triborough Bridge and Tunnel Authority, NY:
Green Bonds, 5.00%, 11/15/32	1,500	1,808,040
Green Bonds, 5.25%, 11/15/40	3,000	3,564,810
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	2,000	2,019,140
		$ 19,553,787
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/30	$3,000	$ 3,263,640
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	1,000	1,088,920
		$ 4,352,560

11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 4.1%
Atlanta, GA, (Airport Passenger Facility Charge):
Green Bonds, 5.00%, 7/1/44	$1,460	$ 1,655,567
Green Bonds, (AMT), 5.25%, 7/1/41	1,500	1,681,215
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,992,830
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,660,832
Massachusetts Port Authority, Green Bonds, (AMT), 5.00%, 7/1/35	4,000	4,557,120
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,104,630
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,954,840
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,691,415
		$ 18,298,449
Water and Sewer — 6.1%
Discovery Clean Water Alliance, WA, Sewer Revenue, 5.00%, 12/1/34	$2,290	$ 2,713,283
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,140,610
Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/44	3,000	3,213,750
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/34	1,000	1,116,730
Massachusetts Clean Water Trust:
Green Bonds, 5.00%, 2/1/43	3,000	3,402,300
Sustainability Bonds, 5.00%, 2/1/40	1,215	1,413,337
Sustainability Bonds, 5.00%, 2/1/42	700	806,652
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,113,600
Santa Clara Valley Water District, CA:
5.00%, 8/1/42	1,000	1,155,270
5.00%, 8/1/47	2,100	2,382,450
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,487,250
Tampa Bay Water, FL, Sustainability Bonds, 5.25%, 10/1/47	3,500	3,943,520
Tampa, FL, Water and Wastewater Systems Revenue, Green Bonds, 5.00%, 10/1/41	2,000	2,301,760
		$ 27,190,512
Total Tax-Exempt Municipal Obligations (identified cost $390,303,483)		$399,224,608

Taxable Municipal Obligations — 4.7%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.74%, 4/1/25	$600	$ 570,096
1.99%, 4/1/26	550	508,249
2.19%, 4/1/27	600	541,020
2.38%, 4/1/28	1,190	1,049,116
2.50%, 4/1/29	1,000	857,630
		$ 3,526,111
Electric Utilities — 0.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(1)	$745	$ 703,697
Green Bonds, 2.52%, 11/1/28(1)	1,205	1,081,789
		$ 1,785,486
General Obligations — 1.7%
Alameda County, CA, Social Bonds, 3.36%, 8/1/24	$2,000	$ 1,982,980
Detroit, MI:
Social Bonds, 2.189%, 4/1/24	500	494,170
Social Bonds, 2.96%, 4/1/27	750	673,590
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	347,965
1.802%, 8/1/31	400	327,900
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,037,860
Tustin Unified School District, CA, 1.554%, 8/1/29	535	460,389
		$ 7,324,854
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$ 534,629
		$ 534,629
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 422,115
		$ 422,115
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.509%, 7/1/25	$150	$ 141,402
(AGM), 2.005%, 7/1/27	185	165,510
(AGM), 2.429%, 7/1/29	275	237,017
(AGM), 2.679%, 7/1/31	350	289,744
		$ 833,673

12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.3%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$ 510,785
Green Bonds, 5.298%, 3/1/32	500	512,750
Green Bonds, 5.398%, 3/1/33	500	515,840
		$ 1,539,375
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.02%, 6/1/24	$1,000	$ 987,040
Social Bonds, 2.211%, 6/1/25	1,500	1,446,195
Social Bonds, 2.361%, 6/1/26	2,000	1,899,680
		$ 4,332,915
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 645,170
		$ 645,170
Total Taxable Municipal Obligations (identified cost $22,190,749)		$ 20,944,328

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	1,830,860	$ 1,830,860
Total Short-Term Investments (identified cost $1,830,860)		$ 1,830,860
Total Investments — 99.6% (identified cost $435,199,371)		$441,570,084
Other Assets, Less Liabilities — 0.4%		$ 1,853,594
Net Assets — 100.0%		$443,423,678

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $6,745,172 or 1.5% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2023.
(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

At December 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 20.5%
New York11.9%
Others, representing less than 10% individually64.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2023, 0.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 0.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(94)	Short	3/19/24	$(10,611,719)	$ (386,452)
					$(386,452)

13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Schedule of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SONYMA	– State of New York Mortgage Agency
SPA	– Standby Bond Purchase Agreement
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $433,368,511)	$ 439,739,224
Investments in securities of affiliated issuers, at value (identified cost $1,830,860)	1,830,860
Deposits at broker for futures contracts	221,242
Receivable for investments sold	185,000
Receivable for capital shares sold	1,527,453
Interest receivable	4,420,191
Dividends receivable - affiliated	6,286
Receivable from affiliates	62,797
Trustees' deferred compensation plan	111,197
Total assets	$448,104,250
Liabilities
Payable for variation margin on open futures contracts	$ 10
Payable for when-issued securities	3,059,580
Payable for capital shares redeemed	826,790
Distributions payable	252,748
Payable to affiliates:
Investment advisory fee	129,845
Administrative fee	44,578
Distribution and service fees	23,187
Sub-transfer agency fee	6,541
Trustees' deferred compensation plan	111,197
Accrued expenses	226,096
Total liabilities	$ 4,680,572
Net Assets	$443,423,678
Sources of Net Assets
Paid-in capital	$ 494,743,026
Accumulated loss	(51,319,348)
Net Assets	$443,423,678
Class A Shares
Net Assets	$ 105,113,908
Shares Outstanding	6,799,968
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.46
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.98
Class C Shares
Net Assets	$ 1,178,557
Shares Outstanding	76,238
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.46
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class I Shares
Net Assets	$ 337,131,213
Shares Outstanding	21,753,893
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.50

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income - affiliated issuers	$ 177,611
Interest and other income	15,236,846
Total investment income	$15,414,457
Expenses
Investment advisory fee	$ 1,553,142
Administrative fee	532,506
Distribution and service fees:
Class A	268,155
Class C	12,677
Trustees' fees and expenses	30,948
Custodian fees	9,720
Transfer agency fees and expenses	353,636
Accounting fees	102,407
Professional fees	61,408
Registration fees	85,949
Reports to shareholders	21,705
Miscellaneous	87,778
Total expenses	$ 3,120,031
Waiver and/or reimbursement of expenses by affiliates	$ (621,380)
Net expenses	$ 2,498,651
Net investment income	$12,915,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (5,605,296)
Futures contracts	626,341
Net realized loss	$ (4,978,955)
Change in unrealized appreciation (depreciation):
Investment securities	$ 15,562,130
Futures contracts	(481,190)
Net change in unrealized appreciation (depreciation)	$15,080,940
Net realized and unrealized gain	$10,101,985
Net increase in net assets from operations	$23,017,791
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 12,915,806	$ 8,065,380
Net realized loss	(4,978,955)	(21,620,202)
Net change in unrealized appreciation (depreciation)	15,080,940	(23,147,507)
Net increase (decrease) in net assets from operations	$ 23,017,791	$ (36,702,329)
Distributions to shareholders:
Class A	$ (2,923,960)	$ (1,956,561)
Class C	(24,917)	(15,197)
Class I	(9,966,890)	(6,117,659)
Total distributions to shareholders	$ (12,915,767)	$ (8,089,417)
Capital share transactions:
Class A	$ (7,481,910)	$ (5,990,651)
Class C	(312,408)	(590,609)
Class I	14,919,922	42,805,057
Net increase in net assets from capital share transactions	$ 7,125,604	$ 36,223,797
Net increase (decrease) in net assets	$ 17,227,628	$ (8,567,949)
Net Assets
At beginning of year	$ 426,196,050	$ 434,763,999
At end of year	$443,423,678	$426,196,050
18
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61
Income (Loss) From Operations
Net investment income(1)	$ 0.41	$ 0.26	$ 0.17	$ 0.24	$ 0.35
Net realized and unrealized gain (loss)	0.40	(1.63)	(0.14)	0.47	0.75
Total income (loss) from operations	$ 0.81	$ (1.37)	$ 0.03	$ 0.71	$ 1.10
Less Distributions
From net investment income	$ (0.41)	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)
Total distributions	$ (0.41)	$ (0.26)	$ (0.17)	$ (0.24)	$ (0.35)
Net asset value — End of year	$ 15.46	$ 15.06	$ 16.69	$ 16.83	$ 16.36
Total Return(2)	5.50%	(8.20)%	0.19%	4.38%	7.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$105,114	$109,974	$128,437	$128,384	$117,964
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.89%	0.88%	0.87%	0.88%	0.96%
Net expenses	0.75% (4)	0.75% (4)	0.75%	0.75%	0.77%
Net investment income	2.73%	1.69%	1.02%	1.45%	2.15%
Portfolio Turnover	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
19
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.06	$ 16.69	$ 16.83	$ 16.36	$ 15.61
Income (Loss) From Operations
Net investment income(1)	$ 0.30	$ 0.14	$ 0.04	$ 0.11	$ 0.22
Net realized and unrealized gain (loss)	0.40	(1.62)	(0.13)	0.48	0.76
Total income (loss) from operations	$ 0.70	$ (1.48)	$ (0.09)	$ 0.59	$ 0.98
Less Distributions
From net investment income	$ (0.30)	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)
Total distributions	$ (0.30)	$ (0.15)	$ (0.05)	$ (0.12)	$ (0.23)
Net asset value — End of year	$15.46	$15.06	$16.69	$16.83	$16.36
Total Return(2)	4.71%	(8.89)%	(0.56)%	3.60%	6.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 1,179	$ 1,462	$ 2,258	$ 2,249	$ 1,510
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.64%	1.63%	1.62%	1.62%	1.71%
Net expenses	1.50% (4)	1.50% (4)	1.50%	1.50%	1.51%
Net investment income	1.97%	0.89%	0.27%	0.67%	1.37%
Portfolio Turnover	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
20
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 15.10	$ 16.73	$ 16.88	$ 16.40	$ 15.65
Income (Loss) From Operations
Net investment income(1)	$ 0.45	$ 0.30	$ 0.21	$ 0.26	$ 0.39
Net realized and unrealized gain (loss)	0.40	(1.63)	(0.15)	0.50	0.76
Total income (loss) from operations	$ 0.85	$ (1.33)	$ 0.06	$ 0.76	$ 1.15
Less Distributions
From net investment income	$ (0.45)	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)
Total distributions	$ (0.45)	$ (0.30)	$ (0.21)	$ (0.28)	$ (0.40)
Net asset value — End of year	$ 15.50	$ 15.10	$ 16.73	$ 16.88	$ 16.40
Total Return(2)	5.75%	(7.94)%	0.38%	4.69%	7.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$337,131	$314,760	$304,069	$242,113	$66,218
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%	0.63%	0.62%	0.63%	0.71%
Net expenses	0.50% (4)	0.50% (4)	0.50%	0.50%	0.49%
Net investment income	2.97%	1.97%	1.27%	1.59%	2.39%
Portfolio Turnover	54%	88%	18%	14%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
21
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
22

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 9,755,746	$ —	$ 9,755,746
Tax-Exempt Mortgage-Backed Securities	—	9,814,542	—	9,814,542
Tax-Exempt Municipal Obligations	—	399,224,608	—	399,224,608
Taxable Municipal Obligations	—	20,944,328	—	20,944,328
Short-Term Investments	1,830,860	—	—	1,830,860
Total Investments	$1,830,860	$439,739,224	$ —	$441,570,084
Liability Description
Futures Contracts	$ (386,452)	$ —	$ —	$ (386,452)
Total	$ (386,452)	$ —	$ —	$ (386,452)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
23

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.35% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2023, the investment advisory fee amounted to $1,553,142.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $5,495 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the year ended December 31, 2023, CRM waived or reimbursed expenses of $615,885.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2023, CRM was paid administrative fees of $532,506.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2023 amounted to $268,155 and $12,677 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,385 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was also informed that EVD received $207 and less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $18,932 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the
24

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements — continued

funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and paydowns, were $255,708,197 and $236,710,087, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Tax-exempt income	$11,830,022	$7,718,860
Ordinary income	$ 1,085,745	$ 370,557
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 542,513
Deferred capital losses	(57,961,994)
Net unrealized appreciation	6,352,881
Distributions payable	(252,748)
Accumulated loss	$(51,319,348)
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $57,961,994 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $9,467,447 are short-term and $48,494,547 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$435,217,203
Gross unrealized appreciation	$ 13,123,823
Gross unrealized depreciation	(6,770,942)
Net unrealized appreciation	$ 6,352,881
5  Financial Instruments
A summary of futures contracts outstanding at December 31, 2023 is included in the Schedule of Investments. During the year ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
25

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements — continued

At December 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$ —	$(386,452) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2023 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 626,341	$ (481,190)
The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2023 was approximately $10,504,000.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
7  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,830,860, which represents 0.4% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,785,252	$169,172,702	$(174,127,094)	$ —	$ —	$1,830,860	$177,611	1,830,860
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
26

Calvert
Responsible Municipal Income Fund
December 31, 2023
Notes to Financial Statements — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	546,377	$ 8,234,692	1,178,615	$ 17,991,040
Reinvestment of distributions	177,635	2,674,860	116,969	1,775,012
Shares redeemed	(1,224,324)	(18,391,462)	(1,690,357)	(25,756,703)
Net decrease	(500,312)	$ (7,481,910)	(394,773)	$ (5,990,651)
Class C
Shares sold	9,898	$ 149,538	6,258	$ 96,463
Reinvestment of distributions	1,630	24,555	992	15,004
Shares redeemed	(32,319)	(486,501)	(45,503)	(702,076)
Net decrease	(20,791)	$ (312,408)	(38,253)	$ (590,609)
Class I
Shares sold	10,066,669	$ 151,786,106	22,473,907	$ 344,013,581
Reinvestment of distributions	476,559	7,192,443	306,128	4,659,779
Shares redeemed	(9,630,129)	(144,058,627)	(20,109,559)	(305,868,303)
Net increase	913,099	$ 14,919,922	2,670,476	$ 42,805,057
27

Calvert
Responsible Municipal Income Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Responsible Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended December 31, 2020 and 2019 were audited by other auditors whose report, dated February 22, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
28

Calvert
Responsible Municipal Income Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 91.59% of distributions from net investment income as an exempt-interest dividend.
29

Calvert
Responsible Municipal Income Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Von M. Hughes(1) 1969	Trustee and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Trustees
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Trustee	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

30

Calvert
Responsible Municipal Income Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Trustees effective October 30, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
31

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

32

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24173     12.31.23

Calvert
Global Real Estate Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2023
Calvert
Global Real Estate Fund

Calvert
Global Real Estate Fund
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For global equity investors, the 12-month period ended December 31, 2023, may be described as a roller-coaster ride driven by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could guide the world’s largest economy to a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, global equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led many investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result of this perception, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023.
Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. and global economies as doing surprisingly well. European equities received an additional boost as feared continent-wide energy shortages failed to materialize in the winter.
But from August through October 2023, equity indexes retreated as fixed-income assets became an attractive alternative to stocks. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, equities rallied back as investors again revised their expectations of how the Fed might react to shifting economic indicators. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, global equities ended the period on a high note. The MSCI ACWI Index, a broad measure of global equities; the MSCI EAFE Index of developed-market international equities; and the S&P 500® Index, a broad measure of U.S. stocks, each rose more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of U.S. large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations around the globe.
For the period as a whole, global equity performance was also strong. The MSCI ACWI Index returned 22.20%, the MSCI EAFE Index returned 18.24%, and the S&P 500® Index returned 26.29%.
In contrast, in the world’s second-largest economy -- China -- the MSCI Golden Dragon Index, a measure of Chinese large-cap and mid-cap stocks, returned -0.90%. Generally, Chinese equities were dogged by an ailing real estate sector -- the major investment area for millions of Chinese citizens -- and the failure of many Chinese industries to bounce back after onerous COVID restrictions were lifted.
For the period as a whole, global real estate securities gained 8.72% during the period, as measured by the FTSE EPRA Nareit Developed Extended Net Total Return Index. While global real estate securities generally lagged equities during the full calendar year, U.S. real estate had an especially strong surge during the fourth quarter of 2023, propelled by indications that the Fed and other central banks worldwide were winning the battle against inflation in their own respective economies, and were leaning toward cutting interest rates in 2024. The Fed last lowered the federal funds rate in 2020.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert Global Real Estate Fund (the Fund) returned 11.11% for Class I shares at net asset value (NAV), outperforming its benchmark, the FTSE EPRA Nareit Developed Extended Net Total Return Index (the Index), which returned 8.72%.
In the U.S., the Fund’s overweight exposure to -- and security selections in -- the seniors housing segment of the health care sector contributed to the Fund’s performance relative to the Index during the period. In addition, an overweight exposure to the data centers segment in the technology sector, security selections in the apartments segment of the residential sector, an underweight exposure to the life science segment of the health care sector, and security selections in Canada also contributed to the Fund’s Index-relative returns.
In Europe, the Fund’s underweight exposure to Germany and security selections in the U.K. were top contributors to returns relative to the Index during the period. In Asia, the Fund’s security selections in Japan and Australia also contributed to the Fund’s Index-relative performance.
In contrast, the Fund’s Index-relative returns were hurt by an overweight exposure to the net lease segment of the U.S. retail sector, an underweight exposure to the skilled nursing segment of the health care sector, security selections in the industrial sector, and an overweight exposure to the apartments segment of the residential sector.
Underweight exposures to Sweden and Switzerland detracted from the Fund’s returns relative to the Index during the period. In Asia, an overweight exposure to -- and security selections in -- Hong Kong, security selections in Singapore, and an overweight exposure to Japan also weighed on Index-relative performance.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Real Estate Fund
December 31, 2023
Performance

Portfolio Manager(s) Laurel Durkay, CFA of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	10.70%	—%	(6.95)%
Class A with 5.25% Maximum Sales Charge	—	—	4.95	—	(9.88)
Class C at NAV	04/29/2022	04/29/2022	9.88	—	(7.66)
Class C with 1% Maximum Deferred Sales Charge	—	—	8.88	—	(7.66)
Class I at NAV	04/29/2022	04/29/2022	11.11	—	(6.65)
Class R6 at NAV	04/29/2022	04/29/2022	10.97	—	(6.72)

FTSE EPRA Nareit Developed Extended Net Total Return Index	—	—	8.72%	3.87%	(6.30)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	5.03%	5.78%	4.78%	4.78%
Net	1.10	1.85	0.85	0.85
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	04/29/2022	$8,751	N.A.
Class I, at minimum investment	$1,000,000	04/29/2022	$891,147	N.A.
Class R6, at minimum investment	$5,000,000	04/29/2022	$4,450,489	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Global Real Estate Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
American Tower Corp.	8.3%
Prologis, Inc.	5.4
Welltower, Inc.	5.2
Equinix, Inc.	4.8
Realty Income Corp.	3.8
Public Storage	3.4
Mitsui Fudosan Co., Ltd.	3.2
AvalonBay Communities, Inc.	3.0
Extra Space Storage, Inc.	2.9
Digital Realty Trust, Inc.	2.8
Total	42.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
4

Calvert
Global Real Estate Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	The FTSE EPRA Nareit Developed Extended Net Total Return Index is a market capitalization weighted index designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The FTSE EPRA Nareit Developed Extended Index represents the extension of real estate property sectors (e.g. Infrastructure and Timber) and additional securities beyond what is currently eligible for the FTSE EPRA Nareit Developed Index. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Additional Information
MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices.

5

Calvert
Global Real Estate Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,092.00	$ 6.27**	1.19%
Class C	$1,000.00	$1,088.10	$10.21 **	1.94%
Class I	$1,000.00	$1,094.60	$ 4.96**	0.94%
Class R6	$1,000.00	$1,093.30	$ 4.91**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.21	$ 6.06**	1.19%
Class C	$1,000.00	$1,015.43	$ 9.86**	1.94%
Class I	$1,000.00	$1,020.47	$ 4.79**	0.94%
Class R6	$1,000.00	$1,020.52	$ 4.74**	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
6

Calvert
Global Real Estate Fund
December 31, 2023
Schedule of Investments

Common Stocks — 100.1%

Security	Shares	Value
Australia — 4.0%
Goodman Group	4,515	$ 77,734
National Storage REIT	35,119	54,929
Region Group	20,453	31,467
Stockland	12,958	39,297
		$ 203,427
Belgium — 2.3%
Aedifica S.A.	517	$ 36,337
Montea NV	446	42,397
Shurgard Self Storage, Ltd.	720	35,665
		$ 114,399
Canada — 2.1%
Boardwalk Real Estate Investment Trust	902	$ 48,563
Chartwell Retirement Residences	3,622	32,036
InterRent Real Estate Investment Trust	2,409	24,053
		$ 104,652
France — 2.2%
Gecina S.A.	212	$ 25,809
Klepierre S.A.	1,858	50,725
Unibail-Rodamco-Westfield (1)	504	37,277
		$ 113,811
Germany — 2.3%
LEG Immobilien SE(1)	598	$ 52,331
Vonovia SE	2,025	63,629
		$ 115,960
Hong Kong — 2.5%
Link REIT	11,320	$ 63,562
Sun Hung Kai Properties, Ltd.	3,500	37,875
Wharf Real Estate Investment Co., Ltd.	7,000	23,663
		$ 125,100
Japan — 9.6%
Comforia Residential REIT, Inc.	10	$ 22,461
Invincible Investment Corp.	196	84,715
Japan Metropolitan Fund Investment Corp.	34	24,541
Mitsubishi Estate Co., Ltd.	5,500	75,394
Mitsui Fudosan Co., Ltd.	6,600	161,368
Mitsui Fudosan Logistics Park, Inc.	10	32,415
Nippon Building Fund, Inc.	8	34,631
Nomura Real Estate Master Fund, Inc.	39	45,612
		$ 481,137
Netherlands — 0.4%
CTP NV	1,240	$ 20,949
		$ 20,949
Security	Shares	Value
Singapore — 1.1%
Frasers Logistics & Commercial Trust	62,200	$ 54,149
		$ 54,149
Spain — 0.8%
Merlin Properties Socimi S.A.	3,857	$ 42,825
		$ 42,825
Sweden — 1.1%
Castellum AB(1)	2,259	$ 32,075
Pandox AB	1,599	23,904
		$ 55,979
Switzerland — 0.6%
PSP Swiss Property AG	205	$ 28,661
		$ 28,661
United Kingdom — 2.6%
Segro PLC	6,130	$ 69,130
UNITE Group PLC (The)	4,555	60,506
		$ 129,636
United States — 68.5%
Alexandria Real Estate Equities, Inc.	566	$ 71,752
American Tower Corp.	1,932	417,080
Americold Realty Trust, Inc.	2,040	61,751
AvalonBay Communities, Inc.	819	153,333
CareTrust REIT, Inc.	2,243	50,198
Crown Castle, Inc.	615	70,842
Digital Realty Trust, Inc.	1,054	141,847
EastGroup Properties, Inc.	271	49,739
Equinix, Inc.	300	241,617
Equity LifeStyle Properties, Inc.	870	61,370
Essex Property Trust, Inc.	368	91,242
Extra Space Storage, Inc.	904	144,938
Federal Realty Investment Trust	716	73,784
Hilton Worldwide Holdings, Inc.	154	28,042
Host Hotels & Resorts, Inc.	2,730	53,153
Iron Mountain, Inc.	1,112	77,818
Kilroy Realty Corp.	1,774	70,676
Kimco Realty Corp.	4,195	89,395
Kite Realty Group Trust	2,062	47,137
Mid-America Apartment Communities, Inc.	550	73,953
Prologis, Inc.	2,033	270,999
Public Storage	553	168,665
Rayonier, Inc.	1,118	37,352
Realty Income Corp.	3,306	189,831
Rexford Industrial Realty, Inc.	930	52,173
SBA Communications Corp.	330	83,718
Simon Property Group, Inc.	954	136,079
Sun Communities, Inc.	750	100,238
Urban Edge Properties	1,424	26,059
Welltower, Inc.	2,897	261,222

7
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Schedule of Investments — continued

Security	Shares	Value
United States (continued)
Weyerhaeuser Co.	1,384	$ 48,122
		$3,444,125
Total Common Stocks (identified cost $4,879,903)		$5,034,810

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	33,729	$ 33,729
Total Short-Term Investments (identified cost $33,729)		$ 33,729

Total Investments — 100.8% (identified cost $4,913,632)	$ 5,068,539
Other Assets, Less Liabilities — (0.8)%	$ (41,187)
Net Assets — 100.0%	$ 5,027,352

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	14.9%
Retail	13.6
Industrial	13.5
Telecommunications REITs	11.4
Diversified	10.8
Self Storage	8.0
Data Centers	7.6
Health Care	7.6
Office	4.0
Lodging/Resorts	3.8
Industrial/Office Mixed	1.7
Timberland REITs	1.7
Specialty	1.5
Total	100.1%

Abbreviations:
REITs	– Real Estate Investment Trusts

8
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,879,903)	$ 5,034,810
Investments in securities of affiliated issuers, at value (identified cost $33,729)	33,729
Cash denominated in foreign currency, at value (cost $12,273)	12,374
Receivable for capital shares sold	32
Dividends receivable	20,741
Dividends receivable - affiliated	193
Tax reclaims receivable	564
Receivable from affiliates	13,111
Trustees' deferred compensation plan	36
Total assets	$5,115,590
Liabilities
Payable to affiliates:
Investment advisory fee	$ 2,956
Administrative fee	497
Distribution and service fees	51
Sub-transfer agency fee	67
Trustees' deferred compensation plan	36
Accrued expenses	84,631
Total liabilities	$ 88,238
Net Assets	$5,027,352
Sources of Net Assets
Paid-in capital	$ 5,710,532
Accumulated loss	(683,180)
Net Assets	$5,027,352
Class A Shares
Net Assets	$ 72,071
Shares Outstanding	8,484
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.49
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 8.96
Class C Shares
Net Assets	$ 43,800
Shares Outstanding	5,154
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.50
Class I Shares
Net Assets	$ 4,864,141
Shares Outstanding	572,472
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.50
9
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R6 Shares
Net Assets	$ 47,340
Shares Outstanding	5,572
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $5,542)	$ 150,178
Dividend income - affiliated issuers	1,775
Total investment income	$ 151,953
Expenses
Investment advisory fee	$ 32,684
Administrative fee	5,252
Distribution and service fees:
Class A	162
Class C	401
Trustees' fees and expenses	299
Custodian fees	11,314
Transfer agency fees and expenses	1,425
Accounting fees	839
Professional fees	33,061
Offering costs	28,432
Registration fees	101,088
Reports to shareholders	902
Miscellaneous	10,971
Total expenses	$ 226,830
Waiver and/or reimbursement of expenses by affiliates	$ (184,949)
Net expenses	$ 41,881
Net investment income	$ 110,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (428,129)
Capital gain distributions received	7,606
Foreign currency transactions	(23)
Net realized loss	$(420,546)
Change in unrealized appreciation (depreciation):
Investment securities	$ 801,965
Foreign currency	1
Net change in unrealized appreciation (depreciation)	$ 801,966
Net realized and unrealized gain	$ 381,420
Net increase in net assets from operations	$ 491,492
11
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,	Period Ended December 31,
	2023	2022 (1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 110,072	$ 70,499
Net realized loss	(420,546)	(416,483)
Net change in unrealized appreciation (depreciation)	801,966	(646,956)
Net increase (decrease) in net assets from operations	$ 491,492	$ (992,940)
Distributions to shareholders:
Class A	$ (1,471)	$ (1,164)
Class C	(616)	(577)
Class I	(109,105)	(83,453)
Class R6	(1,032)	(862)
Total distributions to shareholders	$ (112,224)	$ (86,056)
Capital share transactions:
Class A	$ 7,461	$ 74,008
Class C	616	50,577
Class I	606,541	4,933,553
Class R6	3,462	50,862
Net increase in net assets from capital share transactions	$ 618,080	$5,109,000
Net increase in net assets	$ 997,348	$4,030,004
Net Assets
At beginning of period	$ 4,030,004	$ —
At end of period	$5,027,352	$4,030,004

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
12
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.13
Net realized and unrealized gain (loss)	0.64	(2.12)
Total income (loss) from operations	$ 0.82	$ (1.99)
Less Distributions
From net investment income	$ (0.18)	$ (0.16)
Total distributions	$ (0.18)	$ (0.16)
Net asset value — End of period	$ 8.49	$ 7.85
Total Return(3)	10.70%	(19.92)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 72	$ 59
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.43%	5.08% (6)
Net expenses	1.19% (7)	1.20% (6)(7)
Net investment income	2.28%	2.25% (6)
Portfolio Turnover	65%	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2023 and the period ended December 31, 2022).
13
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.12	$ 0.08
Net realized and unrealized gain (loss)	0.65	(2.12)
Total income (loss) from operations	$ 0.77	$ (2.04)
Less Distributions
From net investment income	$ (0.12)	$ (0.11)
Total distributions	$(0.12)	$ (0.11)
Net asset value — End of period	$ 8.50	$ 7.85
Total Return(3)	9.88%	(20.36)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 44	$ 40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.18%	5.83% (6)
Net expenses	1.94% (7)	1.95% (6)(7)
Net investment income	1.51%	1.46% (6)
Portfolio Turnover	65%	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2023 and the period ended December 31, 2022).
14
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.14
Net realized and unrealized gain (loss)	0.65	(2.12)
Total income (loss) from operations	$ 0.85	$ (1.98)
Less Distributions
From net investment income	$ (0.20)	$ (0.17)
Total distributions	$ (0.20)	$ (0.17)
Net asset value — End of period	$ 8.50	$ 7.85
Total Return(3)	11.11%	(19.79)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,864	$ 3,891
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.17%	4.83% (6)
Net expenses	0.94% (7)	0.95% (6)(7)
Net investment income	2.53%	2.46% (6)
Portfolio Turnover	65%	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2023 and the period ended December 31, 2022).
15
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Financial Highlights — continued

	Class R6
	Year Ended December 31, 2023	Period Ended December 31, 2022(1)

Net asset value — Beginning of period	$ 7.85	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.14
Net realized and unrealized gain (loss)	0.65	(2.12)
Total income (loss) from operations	$ 0.85	$ (1.98)
Less Distributions
From net investment income	$ (0.20)	$ (0.17)
Total distributions	$ (0.20)	$ (0.17)
Net asset value — End of period	$ 8.50	$ 7.85
Total Return(3)	10.97%	(19.79)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 47	$ 40
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.18%	4.83% (6)
Net expenses	0.94% (7)	0.95% (6)(7)
Net investment income	2.51%	2.46% (6)
Portfolio Turnover	65%	41% (4)

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2023 and the period ended December 31, 2022).
16
See Notes to Financial Statements.

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Global Real Estate Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide total return through a combination of long-term capital appreciation and dividend income.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 203,427	$ —	$ 203,427
Belgium	—	114,399	—	114,399
Canada	104,652	—	—	104,652
France	—	113,811	—	113,811
Germany	—	115,960	—	115,960
Hong Kong	—	125,100	—	125,100
Japan	—	481,137	—	481,137
Netherlands	—	20,949	—	20,949
Singapore	—	54,149	—	54,149
Spain	—	42,825	—	42,825
Sweden	—	55,979	—	55,979
Switzerland	—	28,661	—	28,661
United Kingdom	—	129,636	—	129,636
United States	3,444,125	—	—	3,444,125
Total Common Stocks	$3,548,777	$1,486,033 (1)	$ —	$5,034,810
Short-Term Investments	$ 33,729	$ —	$ —	$ 33,729
Total Investments	$3,582,506	$1,486,033	$ —	$5,068,539

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
18

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements — continued

G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.70% of the Fund’s average daily net assets and is payable monthly. Prior to December 11, 2023, the fee was computed at the annual rate of 0.75% of the Fund's daily net assets. For the year ended December 31, 2023, the investment advisory fee amounted to $32,684, or 0.75% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $54 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.10%, 1.85%, 0.85% and 0.85% (1.20%, 1.95%, 0.95% and 0.95% prior to December 11, 2023) for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2025. For the year ended December 31, 2023, CRM waived or reimbursed expenses of $184,895.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2023, CRM was paid administrative fees of $5,252.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2023 amounted to $162 and $401 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received less than $100 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $290 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an
19

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements — continued

additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,516,310 and $2,835,121, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the year ended December 31, 2023 and the period ended December 31, 2022 was as follows:
	Year Ended December 31, 2023	Period Ended December 31, 2022
Ordinary income	$112,224	$86,056
During the year ended December 31, 2023, accumulated loss was decreased by $5,250 and paid-in capital was decreased by $5,250 due to non-deductible expenses and differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 17,127
Deferred capital losses	(798,414)
Net unrealized appreciation	98,107
Accumulated loss	$(683,180)
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $798,414 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $696,383 are short-term and $102,031 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,970,537
Gross unrealized appreciation	$ 329,127
Gross unrealized depreciation	(231,125)
Net unrealized appreciation	$ 98,002
20

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements — continued

5  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
6  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $33,729, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$54,780	$1,143,836	$(1,164,887)	$ —	$ —	$33,729	$1,775	33,729
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended December 31, 2023		Period Ended December 31, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	941	$ 7,710	7,435	$ 72,910
Reinvestment of distributions	192	1,471	147	1,164
Shares redeemed	(223)	(1,720)	(8)	(66)
Net increase	910	$ 7,461	7,574	$ 74,008
Class C
Shares sold	—	$ —	5,000	$ 50,000
Reinvestment of distributions	81	616	73	577
Net increase	81	$ 616	5,073	$ 50,577
Class I
Shares sold	63,630	$ 504,867	485,013	$ 4,850,100
Reinvestment of distributions	13,302	101,780	10,540	83,453
Shares redeemed	(13)	(106)	—	—
Net increase	76,919	$606,541	495,553	$4,933,553
21

Calvert
Global Real Estate Fund
December 31, 2023
Notes to Financial Statements — continued

	Year Ended December 31, 2023		Period Ended December 31, 2022(1)
	Shares	Amount	Shares	Amount
Class R6
Shares sold	328	$ 2,430	5,000	$ 50,000
Reinvestment of distributions	135	1,032	109	862
Net increase	463	$ 3,462	5,109	$ 50,862

(1)	For the period from the commencement of operations on April 29, 2022 to December 31, 2022.
At December 31, 2023, EVM owned 88.6% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration Risk
The Fund concentrates its investments in securities of companies in the real estate industry. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.
22

Calvert
Global Real Estate Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Global Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Global Real Estate Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from April 29, 2022 (commencement of operations) to December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from April 29, 2022 (commencement of operations) to December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
23

Calvert
Global Real Estate Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in March 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income and qualified dividend income for individuals.
Qualified Business Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $69,254, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $10,308, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
24

Calvert
Global Real Estate Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Von M. Hughes(1) 1969	Trustee and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Trustees
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Trustee	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

25

Calvert
Global Real Estate Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Trustees effective October 30, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
26

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
29

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
40974     12.31.23

Calvert
Emerging Markets Focused Growth Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2023
Calvert
Emerging Markets Focused Growth Fund

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
The MSCI Emerging Markets Index (the Index) returned 8.69% in U.S. dollar terms for the 7-month period ended December 31, 2023.
Emerging markets appeared to start the period on sound footing, particularly after China ended its strict zero-COVID policy and reopened its economic markets. Emerging markets were also buoyed by the emergence of ChatGPT, an artificial intelligence (AI) application that led many investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result of this perception, IT was a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. and global economies as doing surprisingly well.
But investors became spooked during the period as U.S. and European banks continued to raise interest rates to keep consumer demand from overheating and stoking inflation. The “higher-for-longer” rate policy by the U.S. Federal Reserve (the Fed) dampened stock investor appetites for risk, and the outlook for emerging markets dimmed. In addition, the Fed’s hawkish monetary policy strengthened the U.S. dollar and U.S. yields, making dollar-denominated debt more expensive, consequently reducing capital inflows to emerging markets.
In the final two months of the period, however, equities rallied as investors again revised their expectations of how the Fed might react to shifting economic indicators. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates in the first half of 2024.
The late stock market surge, however, could not prevent the relative underperformance of emerging markets compared with developed markets as financial indicators in China -- the second-worst performing country within the Index during the period -- pointed to a lackluster economic recovery and problems within its real estate sector.
Latin America was the best-performing emerging market during the period as a variety of its economic indicators improved. Brazil outperformed the Index against the backdrop of easing fiscal concerns following the election of President Lula da Silva, and as disinflation led to a cut in the Brazilian federal funds rate -- the Selic -- in August. Chile’s central bank cut its rate in July 2023.
In Asia, India was the top country performer, returning 20.33% during the period. Taiwan and South Korea also posted strong returns, boosted by the IT sector as investors rushed to buy AI-related stocks, and as demand for memory microchips rebounded.
At the sector level, the period was marked by a wide dispersion in returns. The energy and utilities sectors finished near the top, while the communication services and industrials sectors finished near the bottom during the period.
Fund Performance
For the 7-month period from inception on May 31, 2023, through December 31, 2023, Calvert Emerging Markets Focused Growth Fund returned 12.40% for Class A shares at net asset value (NAV), outperforming its benchmark, the MSCI Emerging Markets Index (the Index), which returned 8.69%.
The Fund’s stock selections in -- and overweight allocations to -- India and Brazil contributed to performance relative to the Index during the period. In Latin America, the Fund’s overweight allocation to Argentina added to Index-relative returns.
In contrast, while the Fund’s underweight exposure to China contributed to Index-relative performance, those gains were significantly offset by equity selections in the world’s second-largest economy. Stock positions and an underweight exposure to Taiwan also detracted from Index-relative returns during the period.
By sector, the Fund’s selections in the consumer discretionary sector contributed most to Index-relative performance. Selections in -- and an overweight exposure to -- the information technology sector also contributed.
The largest individual contributors to the Fund’s performance relative to the Index during the period were holdings in India and Latin America.
Trent, Ltd., an Indian apparel retailer, was the largest contributor to returns as the company reported strong same-store sales growth, store expansion, and margin improvements driven by its popular youth apparel.
In Latin America, Argentine e-commerce company MercadoLibre, Inc., headquartered in Uruguay; and Brazilian digital bank NU Holdings, Ltd., which offers online banking activities through mobile applications, were leading contributors to Index-relative returns. Both financial firms beat earnings expectations each quarter in 2023.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Management's Discussion of Fund Performance† — continued

The Fund’s largest detractors from Index-relative performance during the period were overweight holdings in Chinese consumer companies, which declined following a weaker-than-expected consumer recovery. On a company basis, not owning PDD Holdings, Inc., an online Chinese retailer whose stock price rose on the strength of its market share, was the leading individual detractor from the Fund’s Index-relative performance during the period.
The Fund’s positions in BYD Co., Ltd. (BYD), a multinational automobile and electronics manufacturer; and car dealership China MeiDong Auto Holdings, Ltd. (China MeiDong) also detracted from Index-relative returns. BYD’s stock price declined during the period as competition in the electric vehicle market intensified. The share price of China MeiDong fell more than 50% during the period amid weakened consumer spending and a slower-than-expected recovery in the Chinese economy following the lifting of the country’s severe COVID restrictions.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Performance

Portfolio Manager(s) Vishal Gupta of Morgan Stanley Investment Management Company
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/31/2023	05/31/2023	—%	—%	12.40%
Class A with 5.25% Maximum Sales Charge	—	—	—	—	6.54
Class C at NAV	05/31/2023	05/31/2023	—	—	11.90
Class C with 1% Maximum Deferred Sales Charge	—	—	—	—	10.90
Class I at NAV	05/31/2023	05/31/2023	—	—	12.53
Class R6 at NAV	05/31/2023	05/31/2023	—	—	12.54

MSCI Emerging Markets Index	—	—	9.83%	3.68%	8.69%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.41%	2.16%	1.16%	1.16%
Net	1.24	1.99	0.99	0.99
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/31/2023	$11,190	N.A.
Class I, at minimum investment	$1,000,000	05/31/2023	$1,125,349	N.A.
Class R6, at minimum investment	$5,000,000	05/31/2023	$5,626,797	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
MercadoLibre, Inc.	7.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8
Trent, Ltd.	5.3
NU Holdings, Ltd., Class A	5.3
Globant S.A.	4.9
Localiza Rent a Car S.A.	4.6
SK Hynix, Inc.	4.2
Bajaj Finance, Ltd.	3.9
Aarti Industries, Ltd.	3.9
Avenue Supermarts, Ltd.	3.9
Total	50.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance for periods of more than one year represents the average annual total return for such period.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
6

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,083.90	$ 6.51**	1.24%
Class C	$1,000.00	$1,079.10	$10.43 **	1.99%
Class I	$1,000.00	$1,085.20	$ 5.20**	0.99%
Class R6	$1,000.00	$1,085.20	$ 5.20**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$ 6.31**	1.24%
Class C	$1,000.00	$1,015.17	$10.11 **	1.99%
Class I	$1,000.00	$1,020.21	$ 5.04**	0.99%
Class R6	$1,000.00	$1,020.21	$ 5.04**	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
7

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Schedule of Investments

Common Stocks — 97.7%

Security	Shares	Value
Argentina — 7.7%
MercadoLibre, Inc.(1)	277	$ 435,316
		$ 435,316
Brazil — 16.9%
Banco BTG Pactual S.A.	14,545	$ 112,499
Itau Unibanco Holding S.A., PFC Shares	13,280	92,395
Localiza Rent a Car S.A.	19,589	256,475
NU Holdings, Ltd., Class A(1)	35,845	298,589
Raia Drogasil S.A.	31,273	189,314
WEG S.A.	376	2,856
		$ 952,128
China — 4.4%
BYD Co., Ltd., Class H	7,000	$ 193,093
China MeiDong Auto Holdings, Ltd.	44,000	26,798
Yum China Holdings, Inc.	700	29,804
		$ 249,695
India — 36.8%
Aarti Industries, Ltd.	28,312	$ 220,917
Astral, Ltd.	5,096	116,964
AU Small Finance Bank, Ltd.(2)	18,946	178,569
Avenue Supermarts, Ltd.(1)(2)	4,484	218,697
Bajaj Finance, Ltd.	2,524	221,704
GMR Airports Infrastructure, Ltd.(1)	109,083	105,571
ICICI Bank, Ltd.	14,720	176,219
Laurus Labs, Ltd.(2)	1,801	9,314
LTIMindtree, Ltd.(2)	1,567	118,128
Titan Co., Ltd.	4,818	213,256
Trent, Ltd.	8,193	300,207
TVS Motor Co., Ltd.	7,748	188,736
		$2,068,282
Indonesia — 2.1%
Bank Central Asia Tbk PT	95,600	$ 58,383
Bank Mandiri Persero Tbk PT	145,500	57,158
		$ 115,541
Mexico — 3.9%
Grupo Aeroportuario del Sureste SAB de CV	1,970	$ 57,889
Grupo Financiero Banorte SAB de CV, Class O	11,896	119,864
Wal-Mart de Mexico SAB de CV	9,985	41,978
		$ 219,731
Poland — 1.0%
Dino Polska S.A.(1)(2)	501	$ 58,660
		$ 58,660
South Korea — 7.7%
Samsung Electronics Co., Ltd.	3,307	$ 200,724
Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	2,143	$ 233,883
		$ 434,607
Taiwan — 12.2%
Delta Electronics, Inc.	10,000	$ 101,984
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	383,431
Unimicron Technology Corp.	16,000	91,416
Voltronic Power Technology Corp.	2,000	111,226
		$ 688,057
United States — 0.1%
EPAM Systems, Inc.(1)	10	$ 2,973
		$ 2,973
Uruguay — 4.9%
Globant S.A.(1)	1,151	$ 273,915
		$ 273,915
Total Common Stocks (identified cost $4,723,329)		$5,498,905

Rights — 0.0%(3)

Security	Shares	Value
Brazil — 0.0%(3)
Localiza Rent a Car S.A., Exp. 2/5/24(1)	70	$ 288
Total Rights (identified cost $0)		$ 288

Short-Term Investments — 2.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	116,094	$ 116,094
Total Short-Term Investments (identified cost $116,094)		$ 116,094

Total Investments — 99.8% (identified cost $4,839,423)	$5,615,287
Other Assets, Less Liabilities — 0.2%	$ 12,829
Net Assets — 100.0%	$5,628,116

8
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $583,368 or 10.4% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	25.0%
Consumer Discretionary	24.6
Financials	23.4
Industrials	11.6
Consumer Staples	9.0
Materials	3.9
Health Care	0.2
Total	97.7%

Abbreviations:
PFC Shares	– Preference Shares
9
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $4,723,329)	$ 5,499,193
Investments in securities of affiliated issuers, at value (identified cost $116,094)	116,094
Cash	71
Cash denominated in foreign currency, at value (cost $1,878)	1,884
Dividends receivable	5,240
Dividends receivable - affiliated	259
Receivable from affiliates	38,930
Trustees' deferred compensation plan	15
Other assets	39,194
Deferred offering costs	47,705
Total assets	$5,748,585
Liabilities
Payable for foreign capital gains taxes	$ 60,390
Payable to affiliates:
Investment advisory fee	3,490
Administrative fee	560
Distribution and service fees	58
Sub-transfer agency fee	50
Trustees' deferred compensation plan	15
Accrued expenses	55,906
Total liabilities	$ 120,469
Net Assets	$5,628,116
Sources of Net Assets
Paid-in capital	$ 4,994,512
Distributable earnings	633,604
Net Assets	$5,628,116
Class A Shares
Net Assets	$ 56,203
Shares Outstanding	5,000
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.24
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 11.86
Class C Shares
Net Assets	$ 55,956
Shares Outstanding	5,000
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.19
Class I Shares
Net Assets	$ 5,459,672
Shares Outstanding	485,582
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.24
10
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Statement of Assets and Liabilities — continued

December 31, 2023
Class R6 Shares
Net Assets	$ 56,285
Shares Outstanding	5,006
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Statement of Operations

Period Ended
December 31, 2023(1)
Investment Income
Dividend income (net of foreign taxes withheld of $6,945)	$ 43,280
Dividend income - affiliated issuers	3,128
Total investment income	$ 46,408
Expenses
Investment advisory fee	$ 22,651
Administrative fee	3,624
Distribution and service fees:
Class A	76
Class C	301
Trustees' fees and expenses	174
Custodian fees	1,946
Transfer agency fees and expenses	300
Accounting fees	4,170
Professional fees	41,828
Offering costs	67,476
Registration fees	3,754
Reports to shareholders	2,706
Miscellaneous	14,538
Total expenses	$ 163,544
Waiver and/or reimbursement of expenses by affiliates	$ (133,303)
Net expenses	$ 30,241
Net investment income	$ 16,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $1,266)	$ (83,416)
Foreign currency transactions	(20,168)
Net realized loss	$(103,584)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $60,390)	$ 715,474
Foreign currency	59
Net change in unrealized appreciation (depreciation)	$ 715,533
Net realized and unrealized gain	$ 611,949
Net increase in net assets from operations	$ 628,116

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
12
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Statement of Changes in Net Assets

Period Ended December 31, 2023(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,167
Net realized loss	(103,584)
Net change in unrealized appreciation (depreciation)	715,533
Net increase in net assets from operations	$ 628,116
Distributions to shareholders:
Class I	$ (6,451)
Class R6	(67)
Total distributions to shareholders	$ (6,518)
Capital share transactions:
Class A	$ 50,000
Class C	50,000
Class I	4,856,451
Class R6	50,067
Net increase in net assets from capital share transactions	$5,006,518
Net increase in net assets	$5,628,116
Net Assets
At beginning of period	$ —
At end of period	$5,628,116

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
13
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Financial Highlights

Class A
Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02
Net realized and unrealized gain	1.22
Total income from operations	$ 1.24
Net asset value — End of period	$11.24
Total Return(3)	12.40% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.64% (6)
Net expenses	1.24% (6)(7)
Net investment income	0.30% (6)
Portfolio Turnover	29% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2023).
14
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Financial Highlights — continued

Class C
Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment loss(2)	$ (0.03)
Net realized and unrealized gain	1.22
Total income from operations	$ 1.19
Net asset value — End of period	$11.19
Total Return(3)	11.90% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	6.39% (6)
Net expenses	1.99% (6)(7)
Net investment loss	(0.45)% (6)
Portfolio Turnover	29% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2023).
15
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Financial Highlights — continued

Class I
Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.03
Net realized and unrealized gain	1.22
Total income from operations	$ 1.25
Less Distributions
From net investment income	$ (0.01)
Total distributions	$ (0.01)
Net asset value — End of period	$11.24
Total Return(3)	12.53% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,460
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.40% (6)
Net expenses	0.99% (6)(7)
Net investment income	0.55% (6)
Portfolio Turnover	29% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2023).
16
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Financial Highlights — continued

Class R6
Period Ended December 31, 2023(1)
Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.03
Net realized and unrealized gain	1.22
Total income from operations	$ 1.25
Less Distributions
From net investment income	$ (0.01)
Total distributions	$ (0.01)
Net asset value — End of period	$11.24
Total Return(3)	12.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 56
Ratios (as a percentage of average daily net assets):(5)
Total expenses	5.39% (6)
Net expenses	0.99% (6)(7)
Net investment income	0.55% (6)
Portfolio Turnover	29% (4)

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the period ended December 31, 2023).
17
See Notes to Financial Statements.

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Emerging Markets Focused Growth Fund (the Fund) is a non-diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return. The Fund invests primarily in equity securities of companies located in emerging market countries. The Fund commenced operations on May 31, 2023.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
18

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$ 435,316	$ —	$ —	$ 435,316
Brazil	298,589	653,539	—	952,128
China	—	249,695	—	249,695
India	—	2,068,282	—	2,068,282
Indonesia	—	115,541	—	115,541
Mexico	219,731	—	—	219,731
Poland	—	58,660	—	58,660
South Korea	—	434,607	—	434,607
Taiwan	—	688,057	—	688,057
United States	2,973	—	—	2,973
Uruguay	273,915	—	—	273,915
Total Common Stocks	$1,230,524	$4,268,381 (1)	$ —	$5,498,905
Rights	$ 288	$ —	$ —	$ 288
Short-Term Investments	116,094	—	—	116,094
Total Investments	$1,346,906	$4,268,381	$ —	$5,615,287

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
19

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements — continued

G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Offering Costs— Offering costs incurred in connection with the initial offering of the Fund’s shares are amortized on a straight-line basis over twelve months from commencement of operations of the Fund. Unamortized offering costs are reflected as deferred offering costs on the Statement of Assets and Liabilities.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the period ended December 31, 2023, the investment advisory fee amounted to $22,651.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company). CRM pays MSIM Company a portion of its investment advisory fee for sub-advisory services provided to the Fund. MSIM Company is a wholly-owned subsidiary of Morgan Stanley.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory fee paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2023, the investment advisory fee paid was reduced by $103 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.99% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the period ended December 31, 2023, CRM waived or reimbursed expenses of $133,200.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the period ended December 31, 2023, CRM was paid administrative fees of $3,624.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the period ended December 31, 2023 amounted to $76 and $301 for Class A shares and Class C shares, respectively.
20

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements — continued

The Fund was informed that EVD received no sales charge on sales of Class A shares for the period ended December 31, 2023 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $72 and are included in transfer agency fees and expenses on the Statement of Operations.
During the period ended December 31, 2023, CRM reimbursed the Fund $7,066 for a net realized loss due to a trading error. The impact of the reimbursement had no significant impact on total return for each class.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the period ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $6,292,383 and $1,479,838, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the period ended December 31, 2023 was as follows:
Period Ended December 31, 2023
Ordinary income	$6,518
During the period ended December 31, 2023, distributable earnings was increased by $12,006 and paid-in capital was decreased by $12,006 due to non-deductable expenses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 221
Deferred capital losses	(78,901)
Net unrealized appreciation	712,284
Distributable earnings	$633,604
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $78,901 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $78,901 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
21

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements — continued

Aggregate cost	$4,842,673
Gross unrealized appreciation	$ 837,867
Gross unrealized depreciation	(65,253)
Net unrealized appreciation	$ 772,614
5  Line of Credit
Effective October 24, 2023, the Fund participates with other portfolios and funds managed by CRM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, expiring October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also effective October 24, 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2023. The Fund did not have any significant borrowings or allocated fees during the period ended December 31, 2023.
6  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $116,094, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the period ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$3,341,643	$(3,225,549)	$ —	$ —	$116,094	$3,128	116,094
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Period Ended December 31, 2023(1)
	Shares	Amount
Class A
Shares sold	5,000	$ 50,000
Net increase	5,000	$ 50,000
Class C
Shares sold	5,000	$ 50,000
Net increase	5,000	$ 50,000
Class I
Shares sold	485,000	$ 4,850,000
Reinvestment of distributions	582	6,451
Net increase	485,582	$4,856,451
22

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Notes to Financial Statements — continued

	Period Ended December 31, 2023(1)
	Shares	Amount
Class R6
Shares sold	5,000	$ 50,000
Reinvestment of distributions	6	67
Net increase	5,006	$ 50,067

(1)	For the period from the commencement of operations, May 31, 2023, to December 31, 2023.
At December 31, 2023, EVM owned 100% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
23

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Emerging Markets Focused Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Emerging Markets Focused Growth Fund (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2023, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from the commencement of operations, May 31, 2023, to December  31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the commencement of operations, May 31, 2023, to December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
24

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $21,017, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2023 ordinary income dividends, 6.94% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2023, the Fund designates 93.06% of distributions from net investment income as a 163(j) interest dividend.
25

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Von M. Hughes(1) 1969	Trustee and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Trustees
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Trustee	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

26

Calvert
Emerging Markets Focused Growth Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Trustees effective October 30, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
27

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

28

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Investment Sub-Adviser
Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
42612     12.31.23

Calvert
Small/Mid-Cap Fund
Annual Report
December 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2023
Calvert
Small/Mid-Cap Fund

Calvert
Small/Mid-Cap Fund
December 31, 2023
Management's Discussion of Fund Performance†

Economic and Market Conditions
For U.S. equity investors, the 12-month period ended December 31, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve (the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened in January 2023, U.S. equities began a rally that lasted through July. The initial tailwind was ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result, IT -- one of the worst-performing sectors in 2022 -- became a standout sector in 2023. Earlier recession fears that had weighed on stock prices receded as more investors came to view the U.S. economy as doing surprisingly well.
But from August through October 2023, the bond market halted the stock market’s momentum. As investors feared the Fed might keep rates higher for longer than they had anticipated just a few months earlier, longer-term bond interest rates rose sharply. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted asset allocations from equities to bonds.
In the final two months of the period, however, U.S. equities made another U-turn, as investors again revised their expectations of what the Fed might do. Encouraged by cooling economic data and declining inflation, investors began to conclude the Fed was done raising interest rates -- and might begin lowering rates as early as March 2024.
In response, the U.S. stock market ended the period on a high note, with the S&P 500® Index, a broad measure of U.S. stocks; the blue-chip Dow Jones Industrial Average®; and the technology-laden Nasdaq Composite Index each rising more than 9% in November and more than 4% in December 2023. Unlike the equity rally during the first half of the period driven by a handful of large-cap technology-related stocks, the year-end rally extended across a wider range of market capitalizations, with the small-cap Russell 2000® Index keeping pace with its large-cap brethren in November, and significantly outperforming them in December.
For the period as a whole, U.S. equity performance was also strong. The S&P 500® Index returned 26.29%, the Dow Jones Industrial Average® returned 16.18%, the Nasdaq Composite Index returned 44.64%, and the Russell 2000® Index returned 16.93%.
Fund Performance
For the 12-month period ended December 31, 2023, Calvert Small/Mid-Cap Fund (the Fund) returned 13.44% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 2500TM Index (the Index), which returned 17.42%.
On September 15, 2023, the Fund acquired the assets of Eaton Vance Special Equities Fund (the Predecessor Fund) as part of a tax-free reorganization. The Predecessor Fund was managed using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. The Predecessor Fund did not follow the Calvert Principles for Responsible Investment and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed.
The Fund’s underperformance relative to the Index was primarily a result of stock selections. In particular, selections in the health care, financials, and consumer discretionary sectors weighed on Index-relative performance during the period. Meanwhile, an overweight exposure to health care -- one of the weakest-performing sectors within the Index during the period -- also detracted from the Fund’s Index-relative returns.
In contrast, while security selections hurt performance overall, selections in the industrials and information technology (IT) sectors contributed to returns relative to the Index during the period. No exposure to the energy sector -- another weak performer during the period -- also contributed to the Fund’s Index-relative returns.
On a company basis, Agiliti, Inc. (Agiliti), a medical equipment company, detracted from Index-relative performance during the period. Agiliti’s share price dropped after the business reported lower-than-expected earnings during the second quarter of 2023, then lowered its projected earnings for the full calendar year. By period-end, the Fund sold the stock.
Envista Holdings Corp. (Envista), a manufacturer of dental equipment and supplies, detracted from Index-relative returns during the period. Envista’s stock price fell after a decline in first-quarter earnings and revenues from a year earlier. The lower-than-anticipated results mirrored a decline in demand in China and Russia.
The share price of Envestnet, Inc., a provider of financial technologies, fell as the company reported lower year-over-year revenue during the second quarter of 2023.
Core & Main, Inc. (Core & Main), a distributor of water, sewer, and fire protection products, was a leading contributor to returns relative to the Index during the period. Core & Main’s share price rose steadily throughout the year with particular strength during the fourth quarter of 2023, following better-than-expected third-quarter earnings and an optimistic assessment of long-term trends from management.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small/Mid-Cap Fund
December 31, 2023
Management's Discussion of Fund Performance† — continued

Fair Isaac Corp. (Fair Isaac), a favorable selection in the IT sector, is a large credit-rating company and provider of software that seeks to predict consumer behavior in the U.S. Fair Isaac’s share price rose after the company reported better-than-expected earnings and revenue in the third quarter of 2023, and continued its revenue and earnings growth in the fourth quarter.
AZEK Co., Inc. (AZEK), a manufacturer of composite building products, was among the largest contributors to Fund returns relative to the Index during the period. AZEK’s share price rose on better-than-expected earnings as robust demand for construction materials continued during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
3

Calvert
Small/Mid-Cap Fund
December 31, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	13.44%	10.07%	7.28%
Class A with 5.25% Maximum Sales Charge	—	—	7.49	8.89	6.70
Class C at NAV	11/17/1994	04/22/1968	12.58	9.25	6.47
Class C with 1% Maximum Deferred Sales Charge	—	—	11.58	9.25	6.47
Class I at NAV	07/29/2011	04/22/1968	13.77	10.34	7.55

Russell 2500™ Index	—	—	17.42%	11.67%	8.36%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.25%	2.00%	1.00%
Net	1.14	1.89	0.89
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2013	$18,733	N.A.
Class I, at minimum investment	$1,000,000	12/31/2013	$2,071,480	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Small/Mid-Cap Fund
December 31, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Core & Main, Inc., Class A	3.1%
CBIZ, Inc.	2.9
Cooper Cos., Inc. (The)	2.7
Chemed Corp.	2.6
Dorman Products, Inc.	2.5
AptarGroup, Inc.	2.5
Equity LifeStyle Properties, Inc.	2.3
Rexford Industrial Realty, Inc.	2.3
EastGroup Properties, Inc.	2.2
Domino's Pizza, Inc.	2.2
Total	25.3%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Small/Mid-Cap Fund
December 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Russell 2500™ Index is an unmanaged index of approximately 2,500 small-and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to September 16, 2023 is that of Eaton Vance Special Equities Fund (the Predecessor Fund). The Fund acquired the performance history of the Predecessor Fund as part of a reorganization that took place at the close of business on
September 15, 2023. The Predecessor Fund did not follow the Calvert Principles for Responsible Investment and, accordingly, the performance of the Predecessor Fund may not be indicative of how the Fund may have performed.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 9/15/28. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Additional Information
S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Nasdaq Composite Index is a market capitalization-weighted index of all domestic and international securities listed on Nasdaq. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks.
Important Notice to Shareholders
At the close of business on September 15, 2023, the Fund acquired the net assets of Eaton Vance Special Equities Fund (the Predecessor Fund) pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund. The Fund was created to carry out the reorganization and has a substantially similar investment objective as the Predecessor Fund.

6

Calvert
Small/Mid-Cap Fund
December 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period* (7/1/23 – 12/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,040.90	$6.02 **	1.17%
Class C	$1,000.00	$1,036.80	$9.86 **	1.92%
Class I	$1,000.00	$1,042.40	$4.74 **	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.31	$5.96 **	1.17%
Class C	$1,000.00	$1,015.53	$9.75 **	1.92%
Class I	$1,000.00	$1,020.57	$4.69 **	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
7

Calvert
Small/Mid-Cap Fund
December 31, 2023
Schedule of Investments

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 2.2%
Hexcel Corp.	5,673	$ 418,384
Woodward, Inc.	6,891	938,072
		$ 1,356,456
Automobile Components — 3.6%
Atmus Filtration Technologies, Inc.(1)	14,342	$ 336,894
Dorman Products, Inc.(1)	18,566	1,548,590
Visteon Corp.(1)	2,555	319,119
		$ 2,204,603
Automobiles — 0.5%
Harley-Davidson, Inc.	8,340	$ 307,246
		$ 307,246
Banks — 3.7%
Commerce Bancshares, Inc.	23,473	$ 1,253,674
SouthState Corp.	12,150	1,026,068
		$ 2,279,742
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	4,719	$ 621,775
		$ 621,775
Building Products — 3.6%
AAON, Inc.	11,271	$ 832,588
AZEK Co., Inc. (The)(1)	27,118	1,037,263
Janus International Group, Inc.(1)	28,011	365,544
		$ 2,235,395
Capital Markets — 5.1%
LPL Financial Holdings, Inc.	3,921	$ 892,498
MarketAxess Holdings, Inc.	3,281	960,841
Tradeweb Markets, Inc., Class A	14,284	1,298,130
		$ 3,151,469
Chemicals — 1.9%
Quaker Chemical Corp.	5,431	$ 1,159,084
		$ 1,159,084
Commercial Services & Supplies — 2.1%
Rentokil Initial PLC ADR	44,537	$ 1,274,204
		$ 1,274,204
Consumer Staples Distribution & Retail — 2.8%
Casey's General Stores, Inc.	2,231	$ 612,945
Performance Food Group Co.(1)	15,701	1,085,724
		$ 1,698,669
Security	Shares	Value
Containers & Packaging — 2.5%
AptarGroup, Inc.	12,324	$ 1,523,493
		$ 1,523,493
Electric Utilities — 1.9%
Alliant Energy Corp.	22,145	$ 1,136,038
		$ 1,136,038
Electrical Equipment — 0.6%
Generac Holdings, Inc.(1)	2,673	$ 345,458
		$ 345,458
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	3,662	$ 371,656
		$ 371,656
Food Products — 1.2%
Lancaster Colony Corp.	1,580	$ 262,896
Simply Good Foods Co. (The)(1)	11,276	446,530
		$ 709,426
Ground Transportation — 1.0%
Landstar System, Inc.	3,095	$ 599,347
		$ 599,347
Health Care Equipment & Supplies — 6.2%
Cooper Cos., Inc. (The)	4,349	$ 1,645,835
Envista Holdings Corp.(1)	21,027	505,910
Neogen Corp.(1)	22,669	455,874
Teleflex, Inc.	4,741	1,182,121
		$ 3,789,740
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.(1)	4,142	$ 384,584
Chemed Corp.	2,701	1,579,410
R1 RCM, Inc.(1)	48,391	511,493
		$ 2,475,487
Hotels, Restaurants & Leisure — 6.1%
Aramark	18,347	$ 515,551
Domino's Pizza, Inc.	3,207	1,322,021
Papa John's International, Inc.	3,196	243,631
Texas Roadhouse, Inc.	3,725	455,307
Wyndham Hotels & Resorts, Inc.	14,992	1,205,507
		$ 3,742,017
Industrial REITs — 4.5%
EastGroup Properties, Inc.	7,393	$ 1,356,911
Rexford Industrial Realty, Inc.	24,412	1,369,513
		$ 2,726,424

8

Calvert
Small/Mid-Cap Fund
December 31, 2023
Schedule of Investments — continued

Security	Shares	Value
Insurance — 9.1%
First American Financial Corp.	4,747	$ 305,897
RLI Corp.	9,576	1,274,757
Ryan Specialty Holdings, Inc.(1)	10,456	449,817
Selective Insurance Group, Inc.	11,092	1,103,432
W.R. Berkley Corp.	18,662	1,319,777
White Mountains Insurance Group, Ltd.	744	1,119,727
		$ 5,573,407
Leisure Products — 0.5%
Brunswick Corp.	2,908	$ 281,349
		$ 281,349
Machinery — 7.2%
Albany International Corp., Class A	11,201	$ 1,100,162
Graco, Inc.	13,006	1,128,400
Middleby Corp. (The)(1)	8,722	1,283,617
Nordson Corp.	3,435	907,390
		$ 4,419,569
Multi-Utilities — 1.8%
CMS Energy Corp.	19,295	$ 1,120,461
		$ 1,120,461
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	5,916	$ 727,668
		$ 727,668
Professional Services — 4.9%
CBIZ, Inc.(1)	28,060	$ 1,756,275
Ceridian HCM Holding, Inc.(1)	7,546	506,488
NV5 Global, Inc.(1)	6,408	712,057
		$ 2,974,820
Residential REITs — 2.3%
Equity LifeStyle Properties, Inc.	20,274	$ 1,430,128
		$ 1,430,128
Semiconductors & Semiconductor Equipment — 0.9%
Diodes, Inc.(1)	6,712	$ 540,450
		$ 540,450
Software — 8.3%
Altair Engineering, Inc., Class A(1)	6,500	$ 546,975
Clearwater Analytics Holdings, Inc., Class A(1)	29,000	580,870
Envestnet, Inc.(1)	14,571	721,556
Fair Isaac Corp.(1)	523	608,777
PowerSchool Holdings, Inc., Class A(1)	24,053	566,688
Progress Software Corp.	11,287	612,884
SPS Commerce, Inc.(1)	2,683	520,073
Security	Shares	Value
Software (continued)
Tyler Technologies, Inc.(1)	2,181	$ 911,920
		$ 5,069,743
Specialized REITs — 1.8%
CubeSmart	24,188	$ 1,121,114
		$ 1,121,114
Specialty Retail — 1.1%
Burlington Stores, Inc.(1)	2,440	$ 474,531
RH (1)	787	229,395
		$ 703,926
Trading Companies & Distributors — 3.6%
Core & Main, Inc., Class A(1)	46,717	$ 1,887,834
Herc Holdings, Inc.	2,121	315,796
		$ 2,203,630
Total Common Stocks (identified cost $48,839,003)		$59,873,994

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	1,292,607	$ 1,292,607
Total Short-Term Investments (identified cost $1,292,607)		$ 1,292,607
Total Investments — 99.9% (identified cost $50,131,610)		$61,166,601
Other Assets, Less Liabilities — 0.1%		$ 58,502
Net Assets — 100.0%		$61,225,103

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

9

Calvert
Small/Mid-Cap Fund
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $48,839,003)	$ 59,873,994
Investments in securities of affiliated issuers, at value (identified cost $1,292,607)	1,292,607
Receivable for capital shares sold	111,834
Dividends receivable	44,094
Dividends receivable - affiliated	5,892
Receivable from affiliates	9,471
Prepaid expenses	41,585
Total assets	$61,379,477
Liabilities
Payable for capital shares redeemed	$ 46,372
Payable to affiliates:
Investment advisory fee	21,970
Administrative fee	5,468
Distribution and service fees	5,720
Sub-transfer agency fee	7,446
Accrued expenses	67,398
Total liabilities	$ 154,374
Net Assets	$61,225,103
Sources of Net Assets
Paid-in capital	$ 49,806,835
Distributable earnings	11,418,268
Net Assets	$61,225,103
Class A Shares
Net Assets	$ 27,174,933
Shares Outstanding	1,093,872
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.84
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 26.22
Class C Shares
Net Assets	$ 66,551
Shares Outstanding	3,343
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 19.91
Class I Shares
Net Assets	$ 33,983,619
Shares Outstanding	1,308,749
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 25.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income	$ 501,357
Dividend income - affiliated issuers	31,161
Total investment income	$ 532,518
Expenses
Investment advisory fee	$ 298,329
Administrative fee	16,614
Distribution and service fees:
Class A	67,128
Class C	1,191
Trustees' fees and expenses	2,725
Custodian fees	22,148
Transfer agency fees and expenses	60,169
Professional fees	32,277
Registration fees	60,014
Reports to shareholders	9,531
Miscellaneous	12,953
Total expenses	$ 583,079
Waiver and/or reimbursement of expenses by affiliates	$ (44,426)
Net expenses	$ 538,653
Net investment loss	$ (6,135)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,259,307
Net realized gain	$1,259,307
Change in unrealized appreciation (depreciation):
Investment securities	$ 5,279,875
Net change in unrealized appreciation (depreciation)	$5,279,875
Net realized and unrealized gain	$6,539,182
Net increase in net assets from operations	$6,533,047

Financial information from January 1, 2023 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 8 to Financial Statements.
11
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (6,135)	$ (14,626)
Net realized gain (loss)	1,259,307	(212,308)
Net change in unrealized appreciation (depreciation)	5,279,875	(11,135,085)
Net increase (decrease) in net assets from operations	$ 6,533,047	$(11,362,019)
Distributions to shareholders:
Class A	$ (171,518)	$ (1,257,539)
Class C	(528)	(13,635)
Class I	(138,983)	(1,129,625)
Total distributions to shareholders	$ (311,029)	$ (2,400,799)
Capital share transactions:
Class A	$ (2,133,476)	$ (2,128,884)
Class C	(156,411)	(273,594)
Class I	5,206,467	(321,990)
Net increase (decrease) in net assets from capital share transactions	$ 2,916,580	$ (2,724,468)
Net increase (decrease) in net assets	$ 9,138,598	$(16,487,286)
Net Assets
At beginning of year	$ 52,086,505	$ 68,573,791
At end of year	$61,225,103	$ 52,086,505

Financial information from January 1, 2022 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 8 to Financial Statements.
12
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Financial Highlights

	Class A
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.04	$ 27.86	$ 26.63	$ 24.30	$ 19.82
Income (Loss) From Operations
Net investment loss(1)	$ (0.03)	$ (0.03)	$ (0.09)	$ (0.03)	$ (0.03)
Net realized and unrealized gain (loss)	2.99	(4.70)	5.02	3.09	5.58
Total income (loss) from operations	$ 2.96	$ (4.73)	$ 4.93	$ 3.06	$ 5.55
Less Distributions
From net realized gain	$ (0.16)	$ (1.09)	$ (3.70)	$ (0.73)	$ (1.07)
Total distributions	$ (0.16)	$ (1.09)	$ (3.70)	$ (0.73)	$ (1.07)
Net asset value — End of year	$ 24.84	$ 22.04	$ 27.86	$ 26.63	$ 24.30
Total Return(2)	13.44%	(17.09)%	18.87%	12.81%	28.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,175	$26,123	$35,483	$33,253	$32,825
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.27%	1.25%	1.18%	1.33%	1.31%
Net expenses	1.18% (4)	1.20% (4)	1.18%	1.20%	1.29%
Net investment loss	(0.13)%	(0.14)%	(0.29)%	(0.12)%	(0.14)%
Portfolio Turnover	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 8 to Financial Statements.
13
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 17.83	$ 22.96	$ 22.67	$ 20.94	$ 17.33
Income (Loss) From Operations
Net investment loss(1)	$ (0.18)	$ (0.19)	$ (0.26)	$ (0.17)	$ (0.19)
Net realized and unrealized gain (loss)	2.42	(3.85)	4.25	2.63	4.87
Total income (loss) from operations	$ 2.24	$ (4.04)	$ 3.99	$ 2.46	$ 4.68
Less Distributions
From net realized gain	$ (0.16)	$ (1.09)	$ (3.70)	$ (0.73)	$ (1.07)
Total distributions	$ (0.16)	$ (1.09)	$ (3.70)	$ (0.73)	$ (1.07)
Net asset value — End of year	$19.91	$ 17.83	$22.96	$22.67	$20.94
Total Return(2)	12.58%	(17.73)%	18.02%	12.00%	27.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 67	$ 206	$ 594	$ 643	$ 957
Ratios (as a percentage of average daily net assets):(3)
Total expenses	2.00%	2.00%	1.93%	2.08%	2.06%
Net expenses	1.94% (4)	1.95% (4)	1.93%	1.95%	2.04%
Net investment loss	(0.95)%	(0.95)%	(1.05)%	(0.88)%	(0.94)%
Portfolio Turnover	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 8 to Financial Statements.
14
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 22.97	$ 28.92	$ 27.45	$ 25.01	$ 20.33
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.03	$ 0.03	$ (0.01)	$ 0.03	$ 0.03
Net realized and unrealized gain (loss)	3.13	(4.89)	5.18	3.19	5.72
Total income (loss) from operations	$ 3.16	$ (4.86)	$ 5.17	$ 3.22	$ 5.75
Less Distributions
From net investment income	$ —	$ —	$ —	$ (0.05)	$ —
From net realized gain	(0.16)	(1.09)	(3.70)	(0.73)	(1.07)
Total distributions	$ (0.16)	$ (1.09)	$ (3.70)	$ (0.78)	$ (1.07)
Net asset value — End of year	$ 25.97	$ 22.97	$ 28.92	$ 27.45	$ 25.01
Total Return(2)	13.77%	(16.91)%	19.19%	13.10%	28.40%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$33,984	$25,757	$32,497	$17,063	$17,357
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.02%	1.00%	0.93%	1.08%	1.05%
Net expenses	0.93% (4)	0.95% (4)	0.93%	0.95%	1.03%
Net investment income (loss)	0.13%	0.11%	(0.01)%	0.13%	0.13%
Portfolio Turnover	43%	40%	58%	41%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
Financial information from January 1, 2019 through the close of business on September 15, 2023 is for the Eaton Vance Special Equities Fund, which was reorganized into the Calvert Small/Mid-Cap Fund as of the close of business on September 15, 2023. See Notes 1 and 8 to Financial Statements.
15
See Notes to Financial Statements.

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023 (see Note 8). The Fund also inherited the Predecessor Fund's historical performance. The Predecessor Fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. The Fund had no investment operations prior to the Reorganization. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
16

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 59,873,994(1)	$ —	$ —	$ 59,873,994
Short-Term Investments	1,292,607	—	—	1,292,607
Total Investments	$61,166,601	$ —	$ —	$61,166,601

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
17

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

2  Related Party Transactions
Pursuant to an advisory agreement, effective after the close of business on September 15, 2023, between the Fund and Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, the Fund pays CRM a fee as compensation for investment advisory services provided to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.505%
$500 million but less than $1 billion	0.480%
$1 billion but less than $2.5 billion	0.455%
$2.5 billion but less than $5 billion	0.435%
$5 billion and over	0.420%
Pursuant to an advisory agreement between the Predecessor Fund and Boston Management and Research (BMR), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley, in effect prior to the Reorganization, the fee was computed at an annual rate of 0.625% of the Fund’s average daily net assets and was payable monthly. Eaton Vance Management (EVM), an affiliate of CRM and BMR, and an indirect, wholly-owned subsidiary of Morgan Stanley, served as the administrator of the Fund, but received no compensation.
For the year ended December 31, 2023, the investment advisory fee amounted to $298,329 or 0.59% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment advisory fee paid was reduced by $1,040 relating to the Fund’s investment in the Liquidity Fund.
Effective after the close of business on September 15, 2023, CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89% and 0.89% for Class A, Class C and Class I, respectively, of such class’s average daily net assets. This expense reimbursement will remain in effect for a five-year period from September 15, 2023, the closing date of the Reorganization. Prior to the Reorganization, EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceeded 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to these agreements, CRM or EVM waived or reimbursed expenses in total of $43,386 for the year ended December 31, 2023.
Effective after the close of business on September 15, 2023, the administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2023, the administrative fee amounted to $16,614.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2023 amounted to $67,128 and $1,191 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $503 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2023. The Fund was also informed that EVD received no contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $24,750 and are included in transfer agency fees and expenses on the Statement of Operations.
18

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($225,000 effective January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Trustees and officers of the Predecessor Fund who were members of EVM’s or BMR’s organizations received remuneration for their services out of the investment advisory fee.
3  Investment Activity
During the year ended December 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $23,927,506 and $21,679,321, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2023 and December 31, 2022 was as follows:
	Year Ended December 31,
	2023	2022
Ordinary income	$ —	$ 348,801
Long-term capital gains	$311,029	$2,051,998
During the year ended December 31, 2023, distributable earnings was decreased by $11,023 and paid-in capital was increased by $11,023 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 439,178
Net unrealized appreciation	10,979,090
Distributable earnings	$11,418,268
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$50,187,511
Gross unrealized appreciation	$ 12,414,182
Gross unrealized depreciation	(1,435,092)
Net unrealized appreciation	$10,979,090
19

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

5  Line of Credit
Effective October 24, 2023, the Fund participates with other portfolios and funds managed by CRM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, expiring October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also effective October 24, 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Prior to the Reorganization, the Fund participated with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks at the same terms as noted above. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2023.
6  Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,292,607, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$997,723	$21,369,711	$(21,074,827)	$ —	$ —	$1,292,607	$31,161	1,292,607
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	14,825	$ 347,530	16,616	$ 393,364
Reinvestment of distributions	6,102	145,172	47,151	1,067,968
Shares redeemed	(112,452)	(2,626,178)	(151,768)	(3,590,216)
Net decrease	(91,525)	$ (2,133,476)	(88,001)	$(2,128,884)
Class C
Reinvestment of distributions	28	$ 528	737	$ 13,505
Shares redeemed	(8,261)	(156,939)	(15,014)	(287,099)
Net decrease	(8,233)	$ (156,411)	(14,277)	$ (273,594)
Class I
Shares sold	468,045	$11,856,954	271,453	$ 6,896,016
Reinvestment of distributions	5,576	138,608	47,760	1,127,127
Shares redeemed	(286,068)	(6,789,095)	(321,733)	(8,345,133)
Net increase (decrease)	187,553	$ 5,206,467	(2,520)	$ (321,990)
At December 31, 2023, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 32.7% of the value of the outstanding shares of the Fund.
20

Calvert
Small/Mid-Cap Fund
December 31, 2023
Notes to Financial Statements — continued

8  Reorganization
At the close of business on September 15, 2023, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Predecessor Fund.
The Reorganization was accomplished by a tax-free exchange in which each shareholder of the Predecessor Fund received the same aggregate shares and net asset value in the corresponding classes of the Fund as noted below:
	Shares Issued	Net Assets
Class A	1,127,448	$26,264,605
Class C	3,396	$63,655
Class I	892,740	$21,717,386

The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization was carried forward to the cost basis of the assets of the Fund.
21

Calvert
Small/Mid-Cap Fund
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Calvert Management Series and Shareholders of Calvert Small/Mid-Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Small/Mid-Cap Fund (formerly, Eaton Vance Special Equities Fund) (the "Fund") (one of the funds constituting Calvert Management Series), including the schedule of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
22

Calvert
Small/Mid-Cap Fund
December 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2024 showed the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2023, the Fund designates approximately $365,953, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2023, $784,617 or, if subsequently determined to be different, the net capital gain of such year.
23

Calvert
Small/Mid-Cap Fund
December 31, 2023
Board of Trustees' Contract Approval

Overview of the Contract Review Process
At a meeting of the Board of Trustees (the “Board”) of Calvert Management Series (“CMS”), held on December 6, 2022, the Board, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), voted to approve an Investment Advisory Agreement (the “Advisory Agreement”) between CMS and Calvert Research and Management (“CRM” or the “Adviser”) with respect to the Calvert Small/Mid-Cap Fund (the “Fund”).
In evaluating the Advisory Agreement for the Fund, the Board considered a variety of information relating to the Fund and its proposed service providers, including the Adviser. At the December meeting, the Independent Trustees reviewed certain materials and information prepared by the Adviser regarding various services to be provided to the Fund by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel, descriptions of the investment strategies and investment process the Adviser proposed to use in managing the Fund, descriptions of the qualifications, education and experience of the investment professionals who would manage the Fund, and the Adviser’s estimated revenue and cost of providing services to the Fund.
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement for the Fund. Prior to voting, the Independent Trustees reviewed the Advisory Agreement with management and also met in a private session with their counsel at which time no representatives of management were present.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the approval of the Advisory Agreement of the Fund, including the proposed fee payable under the Advisory Agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel. The Board also took into account information concerning the Adviser’s organizational and management structure provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Advisory Agreement.
Fund Performance
In considering investment performance, the Board took into account the investment performance of the Eaton Vance Special Equities Fund (the “Predecessor Fund”), which was proposed to be reorganized into the Fund, subject to the approval of the Predecessor Fund’s shareholders (the “Reorganization”). The Trustees noted the Fund’s proposed investment objective and investment strategies would be the same as those of the Predecessor Fund, except that the Fund would also be subject to the Calvert Principles for Responsible Investment. The Board also took into consideration that the current members of the portfolio management team for the Predecessor Fund would continue to manage the Fund following the Reorganization. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s proposed investment objective and strategies and that the Adviser’s proposed investment strategies are appropriate for pursing the Fund’s proposed investment objective.
Management Fees and Expenses
In considering the Fund’s proposed fees and expenses, the Board considered certain comparative fee and expense data provided by the Adviser. The data indicated that the Fund’s proposed advisory and administrative fees (after taking into account waivers and reimbursements) (referred to collectively, as “management fees”) were lower than the average and median annual management fees of its expected Morningstar category, and its estimated total expenses (net of waivers and reimbursements) for Class A shares were lower than the average and median total expenses of its expected Morningstar
24

Calvert
Small/Mid-Cap Fund
December 31, 2023
Board of Trustees' Contract Approval — continued

category. The Board also took into account that the Adviser had contractually agreed to limit the Fund’s annual operating expenses for five years from the closing of the Reorganization. Based upon its review, the Board concluded that the proposed management fee was reasonable in view of the nature, extent and quality of services to be provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s estimated profitability in regard to the Fund at various asset levels. In reviewing the estimated profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates would provide sub-transfer agency support, administrative and distribution services to the Fund for which they would receive compensation. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based, upon its review, the Board concluded that CRM’s estimated profitability from its relationship with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s potential growth on its performance and expenses. The Board noted that the proposed advisory fee contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
25

Calvert
Small/Mid-Cap Fund
December 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Calvert
Small/Mid-Cap Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund's current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 2050 M Street NW, Washington, DC 20036 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Trustee oversees 46 funds in the Calvert fund complex. Each of Eaton Vance and CRM are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Von M. Hughes(1) 1969	Trustee and President	Since 2023	President and Chief Executive Officer and Managing Director of Calvert Research and Management. Managing Director of Morgan Stanley Investment Management (MSIM) (since 2022). Formerly, Managing Director of PAAMCO Prisma (investment management firm) (2003-2022). Mr. Hughes is an interested person because of his positions with CRM and certain affiliates.
Other Directorships. Tradeweb Markets Inc. (financial services) (2021-2022); National Association of Investment Companies (2018-2021).
Noninterested Trustees
Alice Gresham Bullock 1950	Chair and Trustee	Since 2016	Professor Emerita at Howard University School of Law. Dean Emerita of
Howard University School of Law and Deputy Director of the Association
of American Law Schools (1992-1994).
Other Directorships. None.
Cari M. Dominguez 1949	Trustee	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission.
Other Directorships. ManpowerGroup Inc. (workforce solutions company);
Triple S Management Corporation (managed care); National Association of Corporate Directors.
Karen Fang(2) 1958	Trustee	Since 2023	Formerly, Managing Director, Wealth Management at GAMCO Asset Management (asset management firm) (2020-2023). Formerly, Managing Director, Senior Portfolio Manager of Fiduciary Trust Company International (wealth management firm) (1993-2019).
Other Directorships. None.
Miles D. Harper, III 1962	Trustee	Since 2016	Private investor (2022-present). Formerly, Partner, Carr Riggs & Ingram (public accounting firm) (2014-2022). Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (1999-2014).
Other Directorships. Bridgeway Funds (9) (asset management).
Joy V. Jones 1950	Trustee	Since 2016	Attorney. Other Directorships. Palm Management Corporation.
Eddie Ramos(2) 1967	Trustee	Since 2023	Private investor (2022-present). Formerly, Head of External Advisors/Diversity Portfolio Management at the New Jersey Division of Investment (2020-2022). Formerly, Chief Investment Officer and Lead Portfolio Manager – Global Fundamental Equities at Cornerstone Capital Management (asset management firm) (2011-2017).
Other Directorships. Macquarie Optimum Funds (6) (asset management) (2022-2023).

27

Calvert
Small/Mid-Cap Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Anthony A. Williams 1951	Trustee	Since 2010	CEO and Executive Director of the Federal City Council (July 2012 to
present); Senior Adviser and Independent Consultant for King and
Spalding LLP (September 2015 to present); Executive Director of Global
Government Practice at the Corporate Executive Board (January 2010 to
January 2012).
Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux
Properties, Inc. (real estate management); Weston Solutions, Inc.
(environmental services); Bipartisan Policy Center’s Debt Reduction Task Force;
Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development); Old Dominion National Bank.
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 46 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).
Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.
James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 46 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 127 registered investment companies advised or administered by Eaton Vance.

(1) Mr. Hughes is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2) Ms. Fang and Mr. Ramos began serving as Trustees effective October 30, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
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This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
2050 M Street NW
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
172     12.31.23

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by its principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/22	%*	12/31/22	%*	9/30/23	%*	12/31/23	%*
Audit Fees	$33,000	0%	$75,000	0%	$96,800	0%	$145,400	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$33,000	0%	$75,000	0%	$96,800	0%	$145,400	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 9/30/22		Fiscal Year ended 12/31/22		Fiscal Year ended 9/30/23		Fiscal Year ended 12/31/23
$	%*	$	%*	$	%*	$	%*
$0	0%	$0	0%	$0	0%	$52,836	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ Von Hughes
Von Hughes
President

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2024

By:	/s/ Von Hughes
Von Hughes
President

Date: February 23, 2024